Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026518
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,656	$9,998
5/31/16	$9,708	$10,070
6/30/16	$9,928	$10,272
7/31/16	$10,025	$10,328
8/31/16	$10,054	$10,324
9/30/16	$10,089	$10,326
10/31/16	$10,009	$10,207
11/30/16	$9,920	$10,096
12/31/16	$9,994	$10,134
1/31/17	$9,913	$10,047
2/28/17	$10,050	$10,146
3/31/17	$10,047	$10,140
4/30/17	$10,072	$10,201
5/31/17	$10,116	$10,244
6/30/17	$10,085	$10,199
7/31/17	$10,130	$10,223
8/31/17	$10,234	$10,317
9/30/17	$10,212	$10,269
10/31/17	$10,287	$10,340
11/30/17	$10,323	$10,380
12/31/17	$10,304	$10,385
1/31/18	$10,320	$10,344
2/28/18	$10,338	$10,377
3/31/18	$10,435	$10,483
4/30/18	$10,417	$10,472
5/31/18	$10,438	$10,487
6/30/18	$10,480	$10,533
7/31/18	$10,484	$10,531
8/31/18	$10,488	$10,537
9/30/18	$10,470	$10,515
10/31/18	$10,493	$10,545
11/30/18	$10,488	$10,591
12/31/18	$10,533	$10,714
1/31/19	$10,675	$10,823
2/28/19	$10,700	$10,847
3/31/19	$10,836	$11,031
4/30/19	$10,853	$11,036
5/31/19	$10,962	$11,168
6/30/19	$11,121	$11,334
7/31/19	$11,229	$11,473
8/31/19	$11,397	$11,704
9/30/19	$11,340	$11,655
10/31/19	$11,293	$11,588
11/30/19	$11,248	$11,566
12/31/19	$11,260	$11,526
1/31/20	$11,434	$11,723
2/29/20	$11,458	$11,817
3/31/20	$11,032	$11,584
4/30/20	$11,268	$11,748
5/31/20	$11,354	$11,750
6/30/20	$11,438	$11,788
7/31/20	$11,578	$11,872
8/31/20	$11,583	$11,788
9/30/20	$11,672	$11,868
10/31/20	$11,750	$11,904
11/30/20	$11,815	$11,932
12/31/20	$11,905	$11,980
1/31/21	$11,895	$11,927
2/28/21	$11,723	$11,729
3/31/21	$11,734	$11,752
4/30/21	$11,726	$11,740
5/31/21	$11,737	$11,755
6/30/21	$11,737	$11,793
7/31/21	$11,856	$11,953
8/31/21	$11,823	$11,924
9/30/21	$11,713	$11,804
10/31/21	$11,635	$11,754
11/30/21	$11,709	$11,877
12/31/21	$11,660	$11,812
1/31/22	$11,573	$11,681
2/28/22	$11,377	$11,522
3/31/22	$11,215	$11,334
4/30/22	$10,989	$11,121
5/31/22	$10,882	$11,039
6/30/22	$10,656	$10,879
7/31/22	$10,936	$11,172
8/31/22	$10,679	$10,889
9/30/22	$10,390	$10,639
10/31/22	$10,464	$10,693
11/30/22	$10,636	$10,860
12/31/22	$10,471	$10,659
1/31/23	$10,702	$10,839
2/28/23	$10,607	$10,748
3/31/23	$10,759	$10,964
4/30/23	$10,790	$11,009
5/31/23	$10,790	$11,026
6/30/23	$10,822	$11,044
7/31/23	$10,855	$11,052
8/31/23	$10,881	$11,083
9/30/23	$10,785	$10,958
10/31/23	$10,764	$10,955
11/30/23	$11,054	$11,239
12/31/23	$11,419	$11,545
1/31/24	$11,394	$11,528
2/29/24	$11,391	$11,511
3/31/24	$11,545	$11,612
4/30/24	$11,443	$11,505
5/31/24	$11,486	$11,531
6/30/24	$11,551	$11,625
7/31/24	$11,711	$11,814
8/31/24	$11,752	$11,909
9/30/24	$11,899	$12,030
10/31/24	$11,797	$11,971
11/30/24	$12,005	$12,129
12/31/24	$12,019	$12,119
1/31/25	$12,082	$12,150
2/28/25	$12,118	$12,197
3/31/25	$12,038	$12,099
4/30/25	$12,152	$12,279
5/31/25	$12,157	$12,271
6/30/25	$12,272	$12,333
7/31/25	$12,264	$12,335
8/31/25	$12,318	$12,338
9/30/25	$12,370	$12,393
10/31/25	$12,519	$12,508
11/30/25	$12,500	$12,493
12/31/25	$12,487	$12,458
1/31/26	$12,547	$12,501
2/28/26	$12,668	$12,657
3/31/26	$12,279	$12,434

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.00%	0.91%	2.47%
Class A (including sales charge)	(1.82%)	0.14%	2.07%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026517
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Administrative Class
Trading Symbol	PFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,303	$999,752
5/31/16	$1,008,843	$1,007,012
6/30/16	$1,031,865	$1,027,203
7/31/16	$1,042,117	$1,032,831
8/31/16	$1,045,211	$1,032,433
9/30/16	$1,049,015	$1,032,621
10/31/16	$1,040,839	$1,020,714
11/30/16	$1,031,682	$1,009,599
12/31/16	$1,039,474	$1,013,379
1/31/17	$1,031,269	$1,004,691
2/28/17	$1,045,638	$1,014,620
3/31/17	$1,045,415	$1,013,985
4/30/17	$1,048,140	$1,020,076
5/31/17	$1,052,847	$1,024,428
6/30/17	$1,049,766	$1,019,924
7/31/17	$1,054,579	$1,022,252
8/31/17	$1,065,511	$1,031,725
9/30/17	$1,063,375	$1,026,894
10/31/17	$1,071,373	$1,034,042
11/30/17	$1,075,251	$1,038,041
12/31/17	$1,073,374	$1,038,530
1/31/18	$1,075,153	$1,034,390
2/28/18	$1,077,127	$1,037,723
3/31/18	$1,087,445	$1,048,260
4/30/18	$1,085,673	$1,047,239
5/31/18	$1,087,979	$1,048,741
6/30/18	$1,092,533	$1,053,273
7/31/18	$1,093,021	$1,053,131
8/31/18	$1,093,637	$1,053,687
9/30/18	$1,091,923	$1,051,528
10/31/18	$1,094,389	$1,054,536
11/30/18	$1,094,005	$1,059,131
12/31/18	$1,098,866	$1,071,435
1/31/19	$1,113,874	$1,082,327
2/28/19	$1,116,544	$1,084,737
3/31/19	$1,130,862	$1,103,136
4/30/19	$1,132,806	$1,103,603
5/31/19	$1,144,329	$1,116,826
6/30/19	$1,161,084	$1,133,422
7/31/19	$1,172,491	$1,147,262
8/31/19	$1,190,207	$1,170,355
9/30/19	$1,184,423	$1,165,503
10/31/19	$1,179,621	$1,158,762
11/30/19	$1,175,120	$1,156,582
12/31/19	$1,176,520	$1,152,558
1/31/20	$1,194,793	$1,172,322
2/29/20	$1,197,435	$1,181,691
3/31/20	$1,153,117	$1,158,385
4/30/20	$1,177,899	$1,174,790
5/31/20	$1,187,052	$1,175,029
6/30/20	$1,195,994	$1,178,782
7/31/20	$1,210,782	$1,187,248
8/31/20	$1,211,441	$1,178,783
9/30/20	$1,220,851	$1,186,761
10/31/20	$1,229,199	$1,190,407
11/30/20	$1,236,190	$1,193,173
12/31/20	$1,245,802	$1,197,966
1/31/21	$1,244,851	$1,192,704
2/28/21	$1,226,985	$1,172,946
3/31/21	$1,228,321	$1,175,225
4/30/21	$1,227,678	$1,173,983
5/31/21	$1,228,940	$1,175,497
6/30/21	$1,229,062	$1,179,329
7/31/21	$1,241,704	$1,195,289
8/31/21	$1,238,388	$1,192,415
9/30/21	$1,226,980	$1,180,375
10/31/21	$1,219,033	$1,175,360
11/30/21	$1,226,909	$1,187,659
12/31/21	$1,221,984	$1,181,207
1/31/22	$1,212,942	$1,168,072
2/28/22	$1,192,572	$1,152,222
3/31/22	$1,175,732	$1,133,367
4/30/22	$1,152,212	$1,112,057
5/31/22	$1,141,111	$1,103,892
6/30/22	$1,117,520	$1,087,939
7/31/22	$1,147,025	$1,117,223
8/31/22	$1,120,264	$1,088,873
9/30/22	$1,090,050	$1,063,940
10/31/22	$1,097,993	$1,069,303
11/30/22	$1,116,201	$1,086,035
12/31/22	$1,098,964	$1,065,881
1/31/23	$1,123,394	$1,083,944
2/28/23	$1,113,475	$1,074,779
3/31/23	$1,129,601	$1,096,353
4/30/23	$1,132,978	$1,100,949
5/31/23	$1,133,168	$1,102,582
6/30/23	$1,136,623	$1,104,391
7/31/23	$1,140,308	$1,105,221
8/31/23	$1,143,153	$1,108,302
9/30/23	$1,133,234	$1,095,771
10/31/23	$1,131,165	$1,095,451
11/30/23	$1,161,731	$1,123,922
12/31/23	$1,200,235	$1,154,517
1/31/24	$1,197,734	$1,152,767
2/29/24	$1,197,585	$1,151,079
3/31/24	$1,213,926	$1,161,227
4/30/24	$1,203,368	$1,150,515
5/31/24	$1,208,053	$1,153,088
6/30/24	$1,215,053	$1,162,502
7/31/24	$1,232,019	$1,181,394
8/31/24	$1,236,525	$1,190,851
9/30/24	$1,252,124	$1,202,985
10/31/24	$1,241,555	$1,197,057
11/30/24	$1,263,580	$1,212,865
12/31/24	$1,265,192	$1,211,913
1/31/25	$1,272,030	$1,215,011
2/28/25	$1,275,962	$1,219,729
3/31/25	$1,267,717	$1,209,856
4/30/25	$1,279,854	$1,227,939
5/31/25	$1,280,502	$1,227,117
6/30/25	$1,292,854	$1,233,250
7/31/25	$1,292,139	$1,233,515
8/31/25	$1,298,001	$1,233,773
9/30/25	$1,303,608	$1,239,339
10/31/25	$1,319,453	$1,250,810
11/30/25	$1,317,656	$1,249,324
12/31/25	$1,316,494	$1,245,790
1/31/26	$1,322,905	$1,250,132
2/28/26	$1,335,896	$1,265,736
3/31/26	$1,295,045	$1,243,367

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.16%	1.06%	2.62%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026520
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.79%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,022	$9,998
5/31/16	$10,070	$10,070
6/30/16	$10,292	$10,272
7/31/16	$10,387	$10,328
8/31/16	$10,409	$10,324
9/30/16	$10,439	$10,326
10/31/16	$10,350	$10,207
11/30/16	$10,252	$10,096
12/31/16	$10,321	$10,134
1/31/17	$10,232	$10,047
2/28/17	$10,360	$10,146
3/31/17	$10,350	$10,140
4/30/17	$10,380	$10,201
5/31/17	$10,419	$10,244
6/30/17	$10,380	$10,199
7/31/17	$10,419	$10,223
8/31/17	$10,518	$10,317
9/30/17	$10,498	$10,269
10/31/17	$10,558	$10,340
11/30/17	$10,588	$10,380
12/31/17	$10,562	$10,385
1/31/18	$10,572	$10,344
2/28/18	$10,583	$10,377
3/31/18	$10,676	$10,483
4/30/18	$10,651	$10,472
5/31/18	$10,665	$10,487
6/30/18	$10,702	$10,533
7/31/18	$10,699	$10,531
8/31/18	$10,696	$10,537
9/30/18	$10,672	$10,515
10/31/18	$10,688	$10,545
11/30/18	$10,676	$10,591
12/31/18	$10,715	$10,714
1/31/19	$10,854	$10,823
2/28/19	$10,872	$10,847
3/31/19	$11,003	$11,031
4/30/19	$11,014	$11,036
5/31/19	$11,117	$11,168
6/30/19	$11,272	$11,334
7/31/19	$11,375	$11,473
8/31/19	$11,537	$11,704
9/30/19	$11,473	$11,655
10/31/19	$11,418	$11,588
11/30/19	$11,366	$11,566
12/31/19	$11,371	$11,526
1/31/20	$11,538	$11,723
2/29/20	$11,556	$11,817
3/31/20	$11,120	$11,584
4/30/20	$11,351	$11,748
5/31/20	$11,430	$11,750
6/30/20	$11,508	$11,788
7/31/20	$11,641	$11,872
8/31/20	$11,638	$11,788
9/30/20	$11,720	$11,868
10/31/20	$11,791	$11,904
11/30/20	$11,850	$11,932
12/31/20	$11,932	$11,980
1/31/21	$11,915	$11,927
2/28/21	$11,735	$11,729
3/31/21	$11,739	$11,752
4/30/21	$11,724	$11,740
5/31/21	$11,727	$11,755
6/30/21	$11,720	$11,793
7/31/21	$11,831	$11,953
8/31/21	$11,791	$11,924
9/30/21	$11,673	$11,804
10/31/21	$11,589	$11,754
11/30/21	$11,655	$11,877
12/31/21	$11,599	$11,812
1/31/22	$11,505	$11,681
2/28/22	$11,304	$11,522
3/31/22	$11,135	$11,334
4/30/22	$10,904	$11,121
5/31/22	$10,791	$11,039
6/30/22	$10,560	$10,879
7/31/22	$10,831	$11,172
8/31/22	$10,570	$10,889
9/30/22	$10,277	$10,639
10/31/22	$10,344	$10,693
11/30/22	$10,508	$10,860
12/31/22	$10,337	$10,659
1/31/23	$10,560	$10,839
2/28/23	$10,459	$10,748
3/31/23	$10,602	$10,964
4/30/23	$10,626	$11,009
5/31/23	$10,620	$11,026
6/30/23	$10,644	$11,044
7/31/23	$10,671	$11,052
8/31/23	$10,689	$11,083
9/30/23	$10,589	$10,958
10/31/23	$10,561	$10,955
11/30/23	$10,839	$11,239
12/31/23	$11,190	$11,545
1/31/24	$11,158	$11,528
2/29/24	$11,149	$11,511
3/31/24	$11,292	$11,612
4/30/24	$11,186	$11,505
5/31/24	$11,220	$11,531
6/30/24	$11,277	$11,625
7/31/24	$11,426	$11,814
8/31/24	$11,459	$11,909
9/30/24	$11,595	$12,030
10/31/24	$11,488	$11,971
11/30/24	$11,683	$12,129
12/31/24	$11,689	$12,119
1/31/25	$11,743	$12,150
2/28/25	$11,772	$12,197
3/31/25	$11,687	$12,099
4/30/25	$11,790	$12,279
5/31/25	$11,787	$12,271
6/30/25	$11,892	$12,333
7/31/25	$11,877	$12,335
8/31/25	$11,921	$12,338
9/30/25	$11,964	$12,393
10/31/25	$12,101	$12,508
11/30/25	$12,076	$12,493
12/31/25	$12,055	$12,458
1/31/26	$12,104	$12,501
2/28/26	$12,214	$12,657
3/31/26	$11,832	$12,434

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.24%	0.16%	1.70%
Class C (including sales charge)	0.26%	0.16%	1.70%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026516
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,515	$999,752
5/31/16	$1,009,262	$1,007,012
6/30/16	$1,032,502	$1,027,203
7/31/16	$1,042,981	$1,032,831
8/31/16	$1,046,299	$1,032,433
9/30/16	$1,050,335	$1,032,621
10/31/16	$1,042,356	$1,020,714
11/30/16	$1,033,398	$1,009,599
12/31/16	$1,041,436	$1,013,379
1/31/17	$1,033,420	$1,004,691
2/28/17	$1,048,018	$1,014,620
3/31/17	$1,048,030	$1,013,985
4/30/17	$1,050,964	$1,020,076
5/31/17	$1,055,906	$1,024,428
6/30/17	$1,053,048	$1,019,924
7/31/17	$1,058,085	$1,022,252
8/31/17	$1,069,279	$1,031,725
9/30/17	$1,067,362	$1,026,894
10/31/17	$1,075,609	$1,034,042
11/30/17	$1,079,724	$1,038,041
12/31/17	$1,078,075	$1,038,530
1/31/18	$1,080,083	$1,034,390
2/28/18	$1,082,273	$1,037,723
3/31/18	$1,092,879	$1,048,260
4/30/18	$1,091,315	$1,047,239
5/31/18	$1,093,864	$1,048,741
6/30/18	$1,098,676	$1,053,273
7/31/18	$1,099,393	$1,053,131
8/31/18	$1,100,269	$1,053,687
9/30/18	$1,098,748	$1,051,528
10/31/18	$1,101,463	$1,054,536
11/30/18	$1,101,318	$1,059,131
12/31/18	$1,106,438	$1,071,435
1/31/19	$1,121,778	$1,082,327
2/28/19	$1,124,683	$1,084,737
3/31/19	$1,139,346	$1,103,136
4/30/19	$1,141,538	$1,103,603
5/31/19	$1,153,400	$1,116,826
6/30/19	$1,170,511	$1,133,422
7/31/19	$1,182,259	$1,147,262
8/31/19	$1,200,386	$1,170,355
9/30/19	$1,194,782	$1,165,503
10/31/19	$1,190,190	$1,158,762
11/30/19	$1,185,899	$1,156,582
12/31/19	$1,187,562	$1,152,558
1/31/20	$1,206,261	$1,172,322
2/29/20	$1,209,159	$1,181,691
3/31/20	$1,164,650	$1,158,385
4/30/20	$1,189,922	$1,174,790
5/31/20	$1,199,421	$1,175,029
6/30/20	$1,208,704	$1,178,782
7/31/20	$1,223,924	$1,187,248
8/31/20	$1,224,830	$1,178,783
9/30/20	$1,234,597	$1,186,761
10/31/20	$1,243,310	$1,190,407
11/30/20	$1,250,628	$1,193,173
12/31/20	$1,260,646	$1,197,966
1/31/21	$1,259,925	$1,192,704
2/28/21	$1,242,083	$1,172,946
3/31/21	$1,243,700	$1,175,225
4/30/21	$1,243,321	$1,173,983
5/31/21	$1,244,846	$1,175,497
6/30/21	$1,245,224	$1,179,329
7/31/21	$1,258,310	$1,195,289
8/31/21	$1,255,206	$1,192,415
9/30/21	$1,243,901	$1,180,375
10/31/21	$1,236,109	$1,175,360
11/30/21	$1,244,351	$1,187,659
12/31/21	$1,239,636	$1,181,207
1/31/22	$1,230,710	$1,168,072
2/28/22	$1,210,273	$1,152,222
3/31/22	$1,193,444	$1,133,367
4/30/22	$1,169,820	$1,112,057
5/31/22	$1,158,789	$1,103,892
6/30/22	$1,135,066	$1,087,939
7/31/22	$1,165,277	$1,117,223
8/31/22	$1,138,336	$1,088,873
9/30/22	$1,107,882	$1,063,940
10/31/22	$1,116,177	$1,069,303
11/30/22	$1,134,914	$1,086,035
12/31/22	$1,117,644	$1,065,881
1/31/23	$1,142,715	$1,083,944
2/28/23	$1,132,844	$1,074,779
3/31/23	$1,149,508	$1,096,353
4/30/23	$1,153,169	$1,100,949
5/31/23	$1,153,604	$1,102,582
6/30/23	$1,157,375	$1,104,391
7/31/23	$1,161,356	$1,105,221
8/31/23	$1,164,498	$1,108,302
9/30/23	$1,154,639	$1,095,771
10/31/23	$1,152,767	$1,095,451
11/30/23	$1,184,160	$1,123,922
12/31/23	$1,223,673	$1,154,517
1/31/24	$1,221,373	$1,152,767
2/29/24	$1,221,463	$1,151,079
3/31/24	$1,238,390	$1,161,227
4/30/24	$1,227,872	$1,150,515
5/31/24	$1,232,933	$1,153,088
6/30/24	$1,240,314	$1,162,502
7/31/24	$1,257,897	$1,181,394
8/31/24	$1,262,784	$1,190,851
9/30/24	$1,278,959	$1,202,985
10/31/24	$1,268,433	$1,197,057
11/30/24	$1,291,205	$1,212,865
12/31/24	$1,293,128	$1,211,913
1/31/25	$1,300,399	$1,215,011
2/28/25	$1,304,669	$1,219,729
3/31/25	$1,296,494	$1,209,856
4/30/25	$1,309,173	$1,227,939
5/31/25	$1,310,125	$1,227,117
6/30/25	$1,323,025	$1,233,250
7/31/25	$1,322,574	$1,233,515
8/31/25	$1,328,866	$1,233,773
9/30/25	$1,334,871	$1,239,339
10/31/25	$1,351,364	$1,250,810
11/30/25	$1,349,787	$1,249,324
12/31/25	$1,348,922	$1,245,790
1/31/26	$1,355,788	$1,250,132
2/28/26	$1,369,364	$1,265,736
3/31/26	$1,327,765	$1,243,367

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.41%	1.32%	2.88%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064132
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,431	$999,752
5/31/16	$1,009,096	$1,007,012
6/30/16	$1,032,248	$1,027,203
7/31/16	$1,042,637	$1,032,831
8/31/16	$1,045,865	$1,032,433
9/30/16	$1,049,808	$1,032,621
10/31/16	$1,041,750	$1,020,714
11/30/16	$1,032,712	$1,009,599
12/31/16	$1,040,652	$1,013,379
1/31/17	$1,032,564	$1,004,691
2/28/17	$1,047,070	$1,014,620
3/31/17	$1,046,989	$1,013,985
4/30/17	$1,049,840	$1,020,076
5/31/17	$1,054,688	$1,024,428
6/30/17	$1,051,741	$1,019,924
7/31/17	$1,056,688	$1,022,252
8/31/17	$1,067,777	$1,031,725
9/30/17	$1,065,772	$1,026,894
10/31/17	$1,073,919	$1,034,042
11/30/17	$1,077,940	$1,038,041
12/31/17	$1,076,199	$1,038,530
1/31/18	$1,078,116	$1,034,390
2/28/18	$1,080,219	$1,037,723
3/31/18	$1,090,709	$1,048,260
4/30/18	$1,089,062	$1,047,239
5/31/18	$1,091,514	$1,048,741
6/30/18	$1,096,223	$1,053,273
7/31/18	$1,096,848	$1,053,131
8/31/18	$1,097,619	$1,053,687
9/30/18	$1,096,020	$1,051,528
10/31/18	$1,098,636	$1,054,536
11/30/18	$1,098,395	$1,059,131
12/31/18	$1,103,411	$1,071,435
1/31/19	$1,118,618	$1,082,327
2/28/19	$1,121,429	$1,084,737
3/31/19	$1,135,953	$1,103,136
4/30/19	$1,138,047	$1,103,603
5/31/19	$1,149,773	$1,116,826
6/30/19	$1,166,741	$1,133,422
7/31/19	$1,178,352	$1,147,262
8/31/19	$1,196,313	$1,170,355
9/30/19	$1,190,637	$1,165,503
10/31/19	$1,185,961	$1,158,762
11/30/19	$1,181,585	$1,156,582
12/31/19	$1,183,142	$1,152,558
1/31/20	$1,201,666	$1,172,322
2/29/20	$1,204,462	$1,181,691
3/31/20	$1,160,030	$1,158,385
4/30/20	$1,185,105	$1,174,790
5/31/20	$1,194,465	$1,175,029
6/30/20	$1,203,611	$1,178,782
7/31/20	$1,218,658	$1,187,248
8/31/20	$1,219,464	$1,178,783
9/30/20	$1,229,087	$1,186,761
10/31/20	$1,237,654	$1,190,407
11/30/20	$1,244,841	$1,193,173
12/31/20	$1,254,695	$1,197,966
1/31/21	$1,253,883	$1,192,704
2/28/21	$1,236,031	$1,172,946
3/31/21	$1,237,535	$1,175,225
4/30/21	$1,237,050	$1,173,983
5/31/21	$1,238,469	$1,175,497
6/30/21	$1,238,744	$1,179,329
7/31/21	$1,251,653	$1,195,289
8/31/21	$1,248,462	$1,192,415
9/30/21	$1,237,115	$1,180,375
10/31/21	$1,229,260	$1,175,360
11/30/21	$1,237,355	$1,187,659
12/31/21	$1,232,555	$1,181,207
1/31/22	$1,223,582	$1,168,072
2/28/22	$1,203,172	$1,152,222
3/31/22	$1,186,340	$1,133,367
4/30/22	$1,162,757	$1,112,057
5/31/22	$1,151,697	$1,103,892
6/30/22	$1,128,026	$1,087,939
7/31/22	$1,157,953	$1,117,223
8/31/22	$1,131,085	$1,088,873
9/30/22	$1,100,726	$1,063,940
10/31/22	$1,108,882	$1,069,303
11/30/22	$1,127,409	$1,086,035
12/31/22	$1,110,151	$1,065,881
1/31/23	$1,134,969	$1,083,944
2/28/23	$1,125,078	$1,074,779
3/31/23	$1,141,525	$1,096,353
4/30/23	$1,145,072	$1,100,949
5/31/23	$1,145,408	$1,102,582
6/30/23	$1,149,052	$1,104,391
7/31/23	$1,152,914	$1,105,221
8/31/23	$1,155,935	$1,108,302
9/30/23	$1,146,052	$1,095,771
10/31/23	$1,144,099	$1,095,451
11/30/23	$1,175,161	$1,123,922
12/31/23	$1,214,269	$1,154,517
1/31/24	$1,211,888	$1,152,767
2/29/24	$1,211,883	$1,151,079
3/31/24	$1,228,574	$1,161,227
4/30/24	$1,218,040	$1,150,515
5/31/24	$1,222,949	$1,153,088
6/30/24	$1,230,176	$1,162,502
7/31/24	$1,247,511	$1,181,394
8/31/24	$1,252,244	$1,190,851
9/30/24	$1,268,188	$1,202,985
10/31/24	$1,257,643	$1,197,057
11/30/24	$1,280,115	$1,212,865
12/31/24	$1,281,912	$1,211,913
1/31/25	$1,289,009	$1,215,011
2/28/25	$1,293,142	$1,219,729
3/31/25	$1,284,938	$1,209,856
4/30/25	$1,297,400	$1,227,939
5/31/25	$1,298,231	$1,227,117
6/30/25	$1,310,910	$1,233,250
7/31/25	$1,310,352	$1,233,515
8/31/25	$1,316,471	$1,233,773
9/30/25	$1,322,315	$1,239,339
10/31/25	$1,338,547	$1,250,810
11/30/25	$1,336,881	$1,249,324
12/31/25	$1,335,896	$1,245,790
1/31/26	$1,342,577	$1,250,132
2/28/26	$1,355,917	$1,265,736
3/31/26	$1,314,616	$1,243,367

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.31%	1.22%	2.77%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026522
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class R
Trading Symbol	PFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$130	1.29%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,030	$9,998
5/31/16	$10,082	$10,070
6/30/16	$10,308	$10,272
7/31/16	$10,407	$10,328
8/31/16	$10,435	$10,324
9/30/16	$10,469	$10,326
10/31/16	$10,384	$10,207
11/30/16	$10,289	$10,096
12/31/16	$10,363	$10,134
1/31/17	$10,278	$10,047
2/28/17	$10,418	$10,146
3/31/17	$10,412	$10,140
4/30/17	$10,436	$10,201
5/31/17	$10,480	$10,244
6/30/17	$10,445	$10,199
7/31/17	$10,490	$10,223
8/31/17	$10,595	$10,317
9/30/17	$10,570	$10,269
10/31/17	$10,646	$10,340
11/30/17	$10,681	$10,380
12/31/17	$10,659	$10,385
1/31/18	$10,673	$10,344
2/28/18	$10,689	$10,377
3/31/18	$10,788	$10,483
4/30/18	$10,767	$10,472
5/31/18	$10,786	$10,487
6/30/18	$10,828	$10,533
7/31/18	$10,829	$10,531
8/31/18	$10,831	$10,537
9/30/18	$10,811	$10,515
10/31/18	$10,832	$10,545
11/30/18	$10,824	$10,591
12/31/18	$10,869	$10,714
1/31/19	$11,013	$10,823
2/28/19	$11,036	$10,847
3/31/19	$11,174	$11,031
4/30/19	$11,190	$11,036
5/31/19	$11,300	$11,168
6/30/19	$11,462	$11,334
7/31/19	$11,570	$11,473
8/31/19	$11,741	$11,704
9/30/19	$11,680	$11,655
10/31/19	$11,629	$11,588
11/30/19	$11,581	$11,566
12/31/19	$11,591	$11,526
1/31/20	$11,766	$11,723
2/29/20	$11,789	$11,817
3/31/20	$11,349	$11,584
4/30/20	$11,589	$11,748
5/31/20	$11,675	$11,750
6/30/20	$11,759	$11,788
7/31/20	$11,900	$11,872
8/31/20	$11,903	$11,788
9/30/20	$11,992	$11,868
10/31/20	$12,069	$11,904
11/30/20	$12,134	$11,932
12/31/20	$12,224	$11,980
1/31/21	$12,211	$11,927
2/28/21	$12,032	$11,729
3/31/21	$12,041	$11,752
4/30/21	$12,030	$11,740
5/31/21	$12,039	$11,755
6/30/21	$12,036	$11,793
7/31/21	$12,156	$11,953
8/31/21	$12,119	$11,924
9/30/21	$12,004	$11,804
10/31/21	$11,922	$11,754
11/30/21	$11,995	$11,877
12/31/21	$11,942	$11,812
1/31/22	$11,850	$11,681
2/28/22	$11,648	$11,522
3/31/22	$11,479	$11,334
4/30/22	$11,246	$11,121
5/31/22	$11,134	$11,039
6/30/22	$10,900	$10,879
7/31/22	$11,184	$11,172
8/31/22	$10,919	$10,889
9/30/22	$10,621	$10,639
10/31/22	$10,695	$10,693
11/30/22	$10,869	$10,860
12/31/22	$10,697	$10,659
1/31/23	$10,931	$10,839
2/28/23	$10,832	$10,748
3/31/23	$10,985	$10,964
4/30/23	$11,014	$11,009
5/31/23	$11,012	$11,026
6/30/23	$11,042	$11,044
7/31/23	$11,074	$11,052
8/31/23	$11,098	$11,083
9/30/23	$10,998	$10,958
10/31/23	$10,974	$10,955
11/30/23	$11,267	$11,239
12/31/23	$11,637	$11,545
1/31/24	$11,609	$11,528
2/29/24	$11,604	$11,511
3/31/24	$11,758	$11,612
4/30/24	$11,652	$11,505
5/31/24	$11,693	$11,531
6/30/24	$11,757	$11,625
7/31/24	$11,917	$11,814
8/31/24	$11,957	$11,909
9/30/24	$12,104	$12,030
10/31/24	$11,998	$11,971
11/30/24	$12,206	$12,129
12/31/24	$12,218	$12,119
1/31/25	$12,280	$12,150
2/28/25	$12,314	$12,197
3/31/25	$12,230	$12,099
4/30/25	$12,343	$12,279
5/31/25	$12,345	$12,271
6/30/25	$12,460	$12,333
7/31/25	$12,449	$12,335
8/31/25	$12,501	$12,338
9/30/25	$12,552	$12,393
10/31/25	$12,700	$12,508
11/30/25	$12,679	$12,493
12/31/25	$12,663	$12,458
1/31/26	$12,720	$12,501
2/28/26	$12,841	$12,657
3/31/26	$12,444	$12,434

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	1.75%	0.66%	2.21%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200438
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PFONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,391	$999,752
5/31/16	$1,009,011	$1,007,012
6/30/16	$1,032,119	$1,027,203
7/31/16	$1,042,463	$1,032,831
8/31/16	$1,045,646	$1,032,433
9/30/16	$1,049,551	$1,032,621
10/31/16	$1,041,446	$1,020,714
11/30/16	$1,032,369	$1,009,599
12/31/16	$1,040,268	$1,013,379
1/31/17	$1,032,129	$1,004,691
2/28/17	$1,046,589	$1,014,620
3/31/17	$1,046,469	$1,013,985
4/30/17	$1,049,269	$1,020,076
5/31/17	$1,054,069	$1,024,428
6/30/17	$1,051,086	$1,019,924
7/31/17	$1,055,980	$1,022,252
8/31/17	$1,067,016	$1,031,725
9/30/17	$1,064,971	$1,026,894
10/31/17	$1,073,064	$1,034,042
11/30/17	$1,077,037	$1,038,041
12/31/17	$1,075,255	$1,038,530
1/31/18	$1,077,121	$1,034,390
2/28/18	$1,079,181	$1,037,723
3/31/18	$1,089,618	$1,048,260
4/30/18	$1,087,935	$1,047,239
5/31/18	$1,090,338	$1,048,741
6/30/18	$1,095,004	$1,053,273
7/31/18	$1,095,593	$1,053,131
8/31/18	$1,096,321	$1,053,687
9/30/18	$1,094,689	$1,051,528
10/31/18	$1,097,261	$1,054,536
11/30/18	$1,096,982	$1,059,131
12/31/18	$1,101,946	$1,071,435
1/31/19	$1,117,100	$1,082,327
2/28/19	$1,119,870	$1,084,737
3/31/19	$1,134,341	$1,103,136
4/30/19	$1,136,391	$1,103,603
5/31/19	$1,148,058	$1,116,826
6/30/19	$1,164,970	$1,133,422
7/31/19	$1,176,526	$1,147,262
8/31/19	$1,194,418	$1,170,355
9/30/19	$1,188,709	$1,165,503
10/31/19	$1,183,995	$1,158,762
11/30/19	$1,179,580	$1,156,582
12/31/19	$1,181,089	$1,152,558
1/31/20	$1,199,551	$1,172,322
2/29/20	$1,202,300	$1,181,691
3/31/20	$1,157,884	$1,158,385
4/30/20	$1,182,893	$1,174,790
5/31/20	$1,192,194	$1,175,029
6/30/20	$1,201,280	$1,178,782
7/31/20	$1,216,253	$1,187,248
8/31/20	$1,217,007	$1,178,783
9/30/20	$1,226,564	$1,186,761
10/31/20	$1,235,065	$1,190,407
11/30/20	$1,242,191	$1,193,173
12/31/20	$1,251,972	$1,197,966
1/31/21	$1,251,112	$1,192,704
2/28/21	$1,233,238	$1,172,946
3/31/21	$1,234,684	$1,175,225
4/30/21	$1,234,143	$1,173,983
5/31/21	$1,235,514	$1,175,497
6/30/21	$1,235,733	$1,179,329
7/31/21	$1,248,563	$1,195,289
8/31/21	$1,245,326	$1,192,415
9/30/21	$1,233,948	$1,180,375
10/31/21	$1,226,055	$1,175,360
11/30/21	$1,234,079	$1,187,659
12/31/21	$1,229,230	$1,181,207
1/31/22	$1,220,226	$1,168,072
2/28/22	$1,199,821	$1,152,222
3/31/22	$1,182,972	$1,133,367
4/30/22	$1,159,392	$1,112,057
5/31/22	$1,148,313	$1,103,892
6/30/22	$1,124,662	$1,087,939
7/31/22	$1,154,486	$1,117,223
8/31/22	$1,127,614	$1,088,873
9/30/22	$1,097,265	$1,063,940
10/31/22	$1,105,369	$1,069,303
11/30/22	$1,123,807	$1,086,035
12/31/22	$1,106,517	$1,065,881
1/31/23	$1,131,211	$1,083,944
2/28/23	$1,121,295	$1,074,779
3/31/23	$1,137,650	$1,096,353
4/30/23	$1,141,148	$1,100,949
5/31/23	$1,141,436	$1,102,582
6/30/23	$1,145,024	$1,104,391
7/31/23	$1,148,836	$1,105,221
8/31/23	$1,151,819	$1,108,302
9/30/23	$1,141,903	$1,095,771
10/31/23	$1,139,921	$1,095,451
11/30/23	$1,170,855	$1,123,922
12/31/23	$1,209,800	$1,154,517
1/31/24	$1,207,390	$1,152,767
2/29/24	$1,207,345	$1,151,079
3/31/24	$1,223,951	$1,161,227
4/30/24	$1,213,391	$1,150,515
5/31/24	$1,218,218	$1,153,088
6/30/24	$1,225,366	$1,162,502
7/31/24	$1,242,621	$1,181,394
8/31/24	$1,247,290	$1,190,851
9/30/24	$1,263,137	$1,202,985
10/31/24	$1,252,560	$1,197,057
11/30/24	$1,274,933	$1,212,865
12/31/24	$1,276,666	$1,211,913
1/31/25	$1,283,714	$1,215,011
2/28/25	$1,287,787	$1,219,729
3/31/25	$1,279,583	$1,209,856
4/30/25	$1,291,968	$1,227,939
5/31/25	$1,292,753	$1,227,117
6/30/25	$1,305,349	$1,233,250
7/31/25	$1,304,742	$1,233,515
8/31/25	$1,310,781	$1,233,773
9/30/25	$1,316,553	$1,239,339
10/31/25	$1,332,678	$1,250,810
11/30/25	$1,330,967	$1,249,324
12/31/25	$1,329,916	$1,245,790
1/31/26	$1,336,510	$1,250,132
2/28/26	$1,349,759	$1,265,736
3/31/26	$1,308,559	$1,243,367

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.26%	1.17%	2.73%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,299,822,000
Holdings Count | Holding	2,399
Advisory Fees Paid, Amount	$ 40,406,000
InvestmentCompanyPortfolioTurnover	639.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000027272
Shareholder Report [Line Items]
Fund Name	PIMCO ABS and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg Asset-Backed Securities Index (“Index”), as spreads tightened.

  Exposure to agency MBS relative value strategies contributed to relative performance versus the Index, as securities posted positive returns.

  U.S. duration positioning contributed to relative performance versus the Index, as interest rates on the long end of the curve increased.

  Underweight exposure to asset-backed securities detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO ABS and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Asset-Backed Securities Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,106	$10,038	$10,024	$10,002
5/31/16	$10,131	$10,041	$10,034	$10,004
6/30/16	$10,191	$10,221	$10,117	$10,006
7/31/16	$10,281	$10,286	$10,109	$10,009
8/31/16	$10,331	$10,274	$10,110	$10,011
9/30/16	$10,400	$10,268	$10,137	$10,013
10/31/16	$10,433	$10,190	$10,133	$10,016
11/30/16	$10,416	$9,949	$10,081	$10,019
12/31/16	$10,458	$9,963	$10,066	$10,022
1/31/17	$10,509	$9,982	$10,088	$10,025
2/28/17	$10,577	$10,049	$10,102	$10,029
3/31/17	$10,637	$10,044	$10,120	$10,034
4/30/17	$10,679	$10,122	$10,152	$10,039
5/31/17	$10,765	$10,199	$10,188	$10,045
6/30/17	$10,811	$10,189	$10,181	$10,052
7/31/17	$10,879	$10,233	$10,208	$10,060
8/31/17	$10,991	$10,325	$10,247	$10,069
9/30/17	$11,027	$10,276	$10,224	$10,078
10/31/17	$11,053	$10,282	$10,230	$10,087
11/30/17	$11,079	$10,268	$10,220	$10,096
12/31/17	$11,111	$10,316	$10,222	$10,106
1/31/18	$11,137	$10,197	$10,193	$10,117
2/28/18	$11,155	$10,100	$10,165	$10,128
3/31/18	$11,186	$10,165	$10,183	$10,141
4/30/18	$11,213	$10,089	$10,179	$10,155
5/31/18	$11,274	$10,161	$10,221	$10,170
6/30/18	$11,301	$10,149	$10,225	$10,185
7/31/18	$11,336	$10,151	$10,235	$10,202
8/31/18	$11,372	$10,216	$10,280	$10,219
9/30/18	$11,406	$10,151	$10,276	$10,236
10/31/18	$11,424	$10,070	$10,283	$10,255
11/30/18	$11,424	$10,131	$10,322	$10,274
12/31/18	$11,452	$10,317	$10,404	$10,294
1/31/19	$11,516	$10,426	$10,453	$10,315
2/28/19	$11,553	$10,420	$10,482	$10,334
3/31/19	$11,622	$10,620	$10,558	$10,356
4/30/19	$11,677	$10,623	$10,586	$10,377
5/31/19	$11,732	$10,812	$10,689	$10,398
6/30/19	$11,786	$10,947	$10,734	$10,419
7/31/19	$11,823	$10,971	$10,732	$10,440
8/31/19	$11,851	$11,256	$10,849	$10,460
9/30/19	$11,891	$11,196	$10,833	$10,478
10/31/19	$11,928	$11,230	$10,862	$10,496
11/30/19	$11,965	$11,224	$10,864	$10,511
12/31/19	$11,999	$11,216	$10,875	$10,526
1/31/20	$12,056	$11,432	$10,983	$10,540
2/29/20	$12,085	$11,638	$11,081	$10,554
3/31/20	$11,422	$11,569	$10,852	$10,567
4/30/20	$11,642	$11,775	$10,997	$10,576
5/31/20	$11,785	$11,830	$11,118	$10,580
6/30/20	$11,888	$11,904	$11,236	$10,581
7/31/20	$11,984	$12,082	$11,283	$10,582
8/31/20	$12,090	$11,984	$11,311	$10,584
9/30/20	$12,141	$11,978	$11,326	$10,585
10/31/20	$12,179	$11,924	$11,327	$10,586
11/30/20	$12,247	$12,041	$11,344	$10,586
12/31/20	$12,321	$12,058	$11,366	$10,587
1/31/21	$12,430	$11,971	$11,382	$10,588
2/28/21	$12,479	$11,799	$11,367	$10,589
3/31/21	$12,489	$11,651	$11,349	$10,589
4/30/21	$12,529	$11,743	$11,364	$10,590
5/31/21	$12,529	$11,782	$11,389	$10,590
6/30/21	$12,541	$11,864	$11,387	$10,590
7/31/21	$12,580	$11,997	$11,410	$10,590
8/31/21	$12,610	$11,974	$11,410	$10,590
9/30/21	$12,667	$11,871	$11,393	$10,591
10/31/21	$12,667	$11,867	$11,353	$10,591
11/30/21	$12,647	$11,902	$11,346	$10,592
12/31/21	$12,669	$11,872	$11,328	$10,592
1/31/22	$12,649	$11,616	$11,264	$10,593
2/28/22	$12,557	$11,487	$11,193	$10,593
3/31/22	$12,394	$11,168	$11,001	$10,595
4/30/22	$12,302	$10,744	$10,917	$10,598
5/31/22	$12,251	$10,813	$10,951	$10,603
6/30/22	$12,117	$10,643	$10,901	$10,610
7/31/22	$12,209	$10,903	$10,953	$10,621
8/31/22	$12,188	$10,595	$10,881	$10,637
9/30/22	$11,980	$10,138	$10,754	$10,658
10/31/22	$11,866	$10,006	$10,664	$10,684
11/30/22	$11,949	$10,374	$10,770	$10,715
12/31/22	$12,077	$10,327	$10,841	$10,751
1/31/23	$12,301	$10,645	$10,994	$10,791
2/28/23	$12,290	$10,370	$10,901	$10,829
3/31/23	$12,252	$10,633	$11,042	$10,872
4/30/23	$12,326	$10,698	$11,097	$10,915
5/31/23	$12,380	$10,581	$11,060	$10,961
6/30/23	$12,434	$10,544	$11,030	$11,008
7/31/23	$12,520	$10,536	$11,076	$11,058
8/31/23	$12,542	$10,469	$11,105	$11,110
9/30/23	$12,512	$10,203	$11,057	$11,160
10/31/23	$12,415	$10,042	$11,039	$11,212
11/30/23	$12,643	$10,497	$11,227	$11,264
12/31/23	$12,869	$10,898	$11,441	$11,317
1/31/24	$12,970	$10,868	$11,495	$11,369
2/29/24	$12,981	$10,715	$11,462	$11,419
3/31/24	$13,118	$10,814	$11,519	$11,472
4/30/24	$13,073	$10,541	$11,448	$11,523
5/31/24	$13,197	$10,719	$11,555	$11,577
6/30/24	$13,266	$10,821	$11,632	$11,629
7/31/24	$13,460	$11,074	$11,790	$11,683
8/31/24	$13,585	$11,233	$11,905	$11,737
9/30/24	$13,694	$11,383	$12,022	$11,788
10/31/24	$13,648	$11,101	$11,937	$11,839
11/30/24	$13,798	$11,218	$12,021	$11,886
12/31/24	$13,819	$11,035	$12,015	$11,933
1/31/25	$13,926	$11,093	$12,054	$11,979
2/28/25	$14,069	$11,337	$12,172	$12,020
3/31/25	$14,125	$11,342	$12,199	$12,064
4/30/25	$14,078	$11,386	$12,259	$12,108
5/31/25	$14,209	$11,305	$12,261	$12,153
6/30/25	$14,339	$11,478	$12,368	$12,196
7/31/25	$14,387	$11,448	$12,383	$12,242
8/31/25	$14,532	$11,585	$12,502	$12,287
9/30/25	$14,618	$11,711	$12,571	$12,331
10/31/25	$14,717	$11,785	$12,618	$12,375
11/30/25	$14,802	$11,858	$12,689	$12,416
12/31/25	$14,901	$11,840	$12,728	$12,457
1/31/26	$14,976	$11,853	$12,759	$12,498
2/28/26	$15,039	$12,047	$12,870	$12,534
3/31/26	$15,015	$11,835	$12,767	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO ABS and Short-Term Investments Portfolio	6.30%	3.75%	4.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%
Bloomberg Asset-Backed Securities Index	4.66%	2.38%	2.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 8,670,254,000
Holdings Count | Holding	2,275
Advisory Fees Paid, Amount	$ 1,611,000
InvestmentCompanyPortfolioTurnover	677.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$8,670,254
# of Portfolio Holdings	2,275
Portfolio Turnover Rate	677%
Total Net Advisory Fees Paid During the Reporting Period	$1,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	60.5%
Asset-Backed Securities	55.1%
Non-Agency Mortgage-Backed Securities	18.6%
U.S. Treasury Obligations	1.0%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	18.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(55.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000027276
Shareholder Report [Line Items]
Fund Name	PIMCO EM Bond and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the Custom JPM ELMI+ Benchmark (“Index”), as the currency had positive carry.

  Overweight exposure to the Brazilian real contributed to relative performance versus the Index, as the currency appreciated.

  Overweight exposure to the South African rand contributed to relative performance versus the Index, as the currency appreciated.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Underweight exposure to the Malaysian ringgit detracted from relative performance versus the Index, as the currency appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO EM Bond and Short-Term Investments Portfolio	Bloomberg Global Aggregate (USD Hedged) Index	Custom JPM ELMI + Benchmark	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,171	$10,017	$10,100	$10,002
5/31/16	$10,129	$10,059	$9,835	$10,004
6/30/16	$10,311	$10,251	$10,182	$10,006
7/31/16	$10,257	$10,312	$10,166	$10,009
8/31/16	$10,397	$10,307	$10,213	$10,011
9/30/16	$10,407	$10,306	$10,253	$10,013
10/31/16	$10,589	$10,206	$10,219	$10,016
11/30/16	$10,611	$10,037	$9,862	$10,019
12/31/16	$10,787	$10,065	$10,000	$10,022
1/31/17	$10,604	$10,028	$10,186	$10,025
2/28/17	$10,615	$10,114	$10,329	$10,029
3/31/17	$10,604	$10,109	$10,456	$10,034
4/30/17	$10,680	$10,178	$10,501	$10,039
5/31/17	$10,637	$10,237	$10,622	$10,045
6/30/17	$10,733	$10,208	$10,561	$10,052
7/31/17	$10,776	$10,242	$10,739	$10,060
8/31/17	$10,830	$10,335	$10,835	$10,069
9/30/17	$10,991	$10,288	$10,847	$10,078
10/31/17	$10,787	$10,331	$10,758	$10,087
11/30/17	$10,787	$10,347	$10,949	$10,096
12/31/17	$10,899	$10,370	$11,044	$10,106
1/31/18	$11,114	$10,296	$11,333	$10,117
2/28/18	$11,232	$10,273	$11,224	$10,128
3/31/18	$11,226	$10,358	$11,256	$10,141
4/30/18	$11,129	$10,320	$11,005	$10,155
5/31/18	$10,739	$10,358	$10,786	$10,170
6/30/18	$10,545	$10,377	$10,628	$10,185
7/31/18	$10,916	$10,380	$10,726	$10,202
8/31/18	$10,163	$10,412	$10,383	$10,219
9/30/18	$10,479	$10,372	$10,503	$10,236
10/31/18	$10,981	$10,352	$10,523	$10,255
11/30/18	$11,025	$10,403	$10,602	$10,274
12/31/18	$11,003	$10,553	$10,631	$10,294
1/31/19	$11,223	$10,665	$10,963	$10,315
2/28/19	$11,270	$10,678	$10,929	$10,334
3/31/19	$11,281	$10,869	$10,847	$10,356
4/30/19	$11,327	$10,875	$10,866	$10,377
5/31/19	$11,351	$11,032	$10,825	$10,398
6/30/19	$11,512	$11,186	$11,103	$10,419
7/31/19	$11,570	$11,274	$11,137	$10,440
8/31/19	$11,397	$11,530	$10,764	$10,460
9/30/19	$11,524	$11,477	$10,878	$10,478
10/31/19	$11,489	$11,457	$11,106	$10,496
11/30/19	$11,489	$11,443	$11,021	$10,511
12/31/19	$11,531	$11,420	$11,308	$10,526
1/31/20	$11,531	$11,626	$11,126	$10,540
2/29/20	$11,415	$11,768	$10,845	$10,554
3/31/20	$10,701	$11,585	$10,241	$10,567
4/30/20	$10,887	$11,773	$10,366	$10,576
5/31/20	$11,202	$11,806	$10,478	$10,580
6/30/20	$11,330	$11,865	$10,557	$10,581
7/31/20	$11,493	$11,995	$10,718	$10,582
8/31/20	$11,516	$11,908	$10,756	$10,584
9/30/20	$11,481	$11,951	$10,632	$10,585
10/31/20	$11,516	$11,952	$10,614	$10,586
11/30/20	$11,796	$12,020	$10,965	$10,586
12/31/20	$12,063	$12,057	$11,193	$10,587
1/31/21	$11,923	$11,993	$11,083	$10,588
2/28/21	$11,655	$11,806	$11,030	$10,589
3/31/21	$11,573	$11,760	$10,896	$10,589
4/30/21	$11,701	$11,790	$11,077	$10,590
5/31/21	$11,900	$11,817	$11,255	$10,590
6/30/21	$11,963	$11,874	$11,202	$10,590
7/31/21	$11,822	$12,022	$11,105	$10,590
8/31/21	$11,787	$11,998	$11,194	$10,590
9/30/21	$11,508	$11,884	$11,001	$10,591
10/31/21	$11,520	$11,853	$11,059	$10,591
11/30/21	$11,473	$11,938	$10,845	$10,592
12/31/21	$11,542	$11,890	$10,958	$10,592
1/31/22	$11,409	$11,703	$10,999	$10,593
2/28/22	$11,120	$11,547	$10,615	$10,593
3/31/22	$11,114	$11,298	$9,445	$10,595
4/30/22	$10,750	$10,994	$9,186	$10,598
5/31/22	$10,859	$10,979	$9,294	$10,603
6/30/22	$10,517	$10,813	$9,018	$10,610
7/31/22	$10,762	$11,088	$8,989	$10,621
8/31/22	$10,786	$10,799	$8,971	$10,637
9/30/22	$10,505	$10,452	$8,692	$10,658
10/31/22	$10,580	$10,416	$8,769	$10,684
11/30/22	$10,766	$10,682	$9,131	$10,715
12/31/22	$10,808	$10,556	$9,305	$10,751
1/31/23	$10,988	$10,799	$9,587	$10,791
2/28/23	$10,821	$10,626	$9,391	$10,829
3/31/23	$11,093	$10,862	$9,600	$10,872
4/30/23	$11,144	$10,918	$9,623	$10,915
5/31/23	$11,118	$10,875	$9,511	$10,961
6/30/23	$11,327	$10,869	$9,667	$11,008
7/31/23	$11,470	$10,872	$9,866	$11,058
8/31/23	$11,457	$10,858	$9,688	$11,110
9/30/23	$11,276	$10,671	$9,599	$11,160
10/31/23	$11,250	$10,595	$9,594	$11,212
11/30/23	$11,473	$10,960	$9,902	$11,264
12/31/23	$11,804	$11,310	$10,068	$11,317
1/31/24	$11,791	$11,288	$9,918	$11,369
2/29/24	$11,871	$11,210	$9,943	$11,419
3/31/24	$12,067	$11,311	$9,950	$11,472
4/30/24	$11,945	$11,129	$9,849	$11,523
5/31/24	$12,217	$11,228	$9,938	$11,577
6/30/24	$12,135	$11,325	$9,843	$11,629
7/31/24	$12,244	$11,544	$9,939	$11,683
8/31/24	$12,122	$11,670	$10,222	$11,737
9/30/24	$12,339	$11,806	$10,470	$11,788
10/31/24	$12,461	$11,646	$10,140	$11,839
11/30/24	$12,720	$11,784	$10,036	$11,886
12/31/24	$12,686	$11,694	$9,909	$11,933
1/31/25	$12,959	$11,739	$10,090	$11,979
2/28/25	$13,205	$11,881	$10,134	$12,020
3/31/25	$13,336	$11,831	$10,278	$12,064
4/30/25	$13,048	$11,948	$10,571	$12,108
5/31/25	$12,800	$11,908	$10,716	$12,153
6/30/25	$13,165	$12,022	$10,953	$12,196
7/31/25	$13,363	$12,013	$10,791	$12,242
8/31/25	$13,633	$12,078	$10,972	$12,287
9/30/25	$14,119	$12,167	$11,045	$12,331
10/31/25	$14,394	$12,263	$11,029	$12,375
11/30/25	$14,684	$12,289	$11,114	$12,416
12/31/25	$14,774	$12,263	$11,214	$12,457
1/31/26	$15,027	$12,292	$11,438	$12,498
2/28/26	$15,339	$12,465	$11,590	$12,534
3/31/26	$14,660	$12,244	$11,245	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO EM Bond and Short-Term Investments Portfolio	9.93%	4.84%	3.90%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Custom JPM ELMI + Benchmark	9.41%	0.63%	1.18%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 488,090,000
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 89,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$488,090
# of Portfolio Holdings	668
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$89
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Colombia	14.6%
Peru	13.3%
South Africa	12.4%
Saudi Arabia	9.4%
Mexico	6.6%
Luxembourg	5.1%
Romania	4.6%
United States	4.2%
Israel	2.9%
Other Countries	18.7%
Short-Term Instruments	0.9%
Affiliated Investments	4.5%
Financial Derivative Instruments	2.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000027278
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to restructure equity, specifically exposure to a mortgage originator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated Index (“Index”), as prices rose.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the Index, as spreads tightened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within the retail sector, specifically overweight exposure to a department store retailer, detracted from relative performance versus the Index, as spreads widened.

  Security selection within the finance and brokerage sector, specifically overweight exposure to a financial services provider, detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO High Yield and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,544	$10,038	$10,335	$10,002
5/31/16	$10,730	$10,041	$10,369	$10,004
6/30/16	$10,896	$10,221	$10,460	$10,006
7/31/16	$11,160	$10,286	$10,716	$10,009
8/31/16	$11,408	$10,274	$10,933	$10,011
9/30/16	$11,530	$10,268	$10,985	$10,013
10/31/16	$11,560	$10,190	$10,999	$10,016
11/30/16	$11,500	$9,949	$10,941	$10,019
12/31/16	$11,687	$9,963	$11,125	$10,022
1/31/17	$11,916	$9,982	$11,252	$10,025
2/28/17	$12,114	$10,049	$11,397	$10,029
3/31/17	$12,129	$10,044	$11,380	$10,034
4/30/17	$12,347	$10,122	$11,520	$10,039
5/31/17	$12,548	$10,199	$11,615	$10,045
6/30/17	$12,576	$10,189	$11,633	$10,052
7/31/17	$12,718	$10,233	$11,754	$10,060
8/31/17	$12,797	$10,325	$11,766	$10,069
9/30/17	$12,882	$10,276	$11,858	$10,078
10/31/17	$12,979	$10,282	$11,909	$10,087
11/30/17	$13,027	$10,268	$11,877	$10,096
12/31/17	$13,104	$10,316	$11,900	$10,106
1/31/18	$13,104	$10,197	$11,952	$10,117
2/28/18	$12,941	$10,100	$11,834	$10,128
3/31/18	$12,907	$10,165	$11,767	$10,141
4/30/18	$12,940	$10,089	$11,834	$10,155
5/31/18	$13,007	$10,161	$11,818	$10,170
6/30/18	$13,076	$10,149	$11,845	$10,185
7/31/18	$13,194	$10,151	$11,972	$10,202
8/31/18	$13,330	$10,216	$12,066	$10,219
9/30/18	$13,437	$10,151	$12,127	$10,236
10/31/18	$13,265	$10,070	$11,949	$10,255
11/30/18	$13,145	$10,131	$11,884	$10,274
12/31/18	$12,973	$10,317	$11,659	$10,294
1/31/19	$13,512	$10,426	$12,176	$10,315
2/28/19	$13,704	$10,420	$12,376	$10,334
3/31/19	$13,822	$10,620	$12,514	$10,356
4/30/19	$14,054	$10,623	$12,674	$10,377
5/31/19	$14,036	$10,812	$12,542	$10,398
6/30/19	$14,340	$10,947	$12,867	$10,419
7/31/19	$14,104	$10,971	$12,943	$10,440
8/31/19	$14,194	$11,256	$13,038	$10,460
9/30/19	$14,147	$11,196	$13,083	$10,478
10/31/19	$14,147	$11,230	$13,127	$10,496
11/30/19	$14,184	$11,224	$13,206	$10,511
12/31/19	$14,488	$11,216	$13,420	$10,526
1/31/20	$14,602	$11,432	$13,429	$10,540
2/29/20	$14,412	$11,638	$13,236	$10,554
3/31/20	$13,260	$11,569	$11,826	$10,567
4/30/20	$13,672	$11,775	$12,320	$10,576
5/31/20	$14,142	$11,830	$12,863	$10,580
6/30/20	$14,346	$11,904	$12,952	$10,581
7/31/20	$14,783	$12,082	$13,580	$10,582
8/31/20	$15,001	$11,984	$13,681	$10,584
9/30/20	$14,954	$11,978	$13,512	$10,585
10/31/20	$15,075	$11,924	$13,579	$10,586
11/30/20	$15,539	$12,041	$14,060	$10,586
12/31/20	$15,772	$12,058	$14,286	$10,587
1/31/21	$15,813	$11,971	$14,302	$10,588
2/28/21	$15,875	$11,799	$14,327	$10,589
3/31/21	$15,837	$11,651	$14,331	$10,589
4/30/21	$16,003	$11,743	$14,483	$10,590
5/31/21	$16,108	$11,782	$14,515	$10,590
6/30/21	$16,548	$11,864	$14,703	$10,590
7/31/21	$16,653	$11,997	$14,768	$10,590
8/31/21	$17,871	$11,974	$14,847	$10,590
9/30/21	$18,046	$11,871	$14,839	$10,591
10/31/21	$17,918	$11,867	$14,816	$10,591
11/30/21	$17,747	$11,902	$14,672	$10,592
12/31/21	$18,155	$11,872	$14,952	$10,592
1/31/22	$17,723	$11,616	$14,526	$10,593
2/28/22	$17,399	$11,487	$14,396	$10,593
3/31/22	$17,168	$11,168	$14,263	$10,595
4/30/22	$16,510	$10,744	$13,752	$10,598
5/31/22	$16,247	$10,813	$13,843	$10,603
6/30/22	$15,527	$10,643	$12,910	$10,610
7/31/22	$16,041	$10,903	$13,705	$10,621
8/31/22	$15,795	$10,595	$13,332	$10,637
9/30/22	$15,172	$10,138	$12,812	$10,658
10/31/22	$15,400	$10,006	$13,195	$10,684
11/30/22	$16,014	$10,374	$13,470	$10,715
12/31/22	$16,069	$10,327	$13,367	$10,751
1/31/23	$16,778	$10,645	$13,851	$10,791
2/28/23	$16,549	$10,370	$13,646	$10,829
3/31/23	$16,303	$10,633	$13,843	$10,872
4/30/23	$16,421	$10,698	$13,960	$10,915
5/31/23	$16,184	$10,581	$13,823	$10,961
6/30/23	$16,457	$10,544	$14,017	$11,008
7/31/23	$16,721	$10,536	$14,198	$11,058
8/31/23	$16,745	$10,469	$14,225	$11,110
9/30/23	$16,591	$10,203	$14,049	$11,160
10/31/23	$16,420	$10,042	$13,914	$11,212
11/30/23	$17,151	$10,497	$14,550	$11,264
12/31/23	$17,756	$10,898	$15,047	$11,317
1/31/24	$17,731	$10,868	$15,058	$11,369
2/29/24	$17,706	$10,715	$15,064	$11,419
3/31/24	$17,945	$10,814	$15,241	$11,472
4/30/24	$17,765	$10,541	$15,101	$11,523
5/31/24	$17,997	$10,719	$15,270	$11,577
6/30/24	$18,215	$10,821	$15,425	$11,629
7/31/24	$18,583	$11,074	$15,683	$11,683
8/31/24	$18,871	$11,233	$15,924	$11,737
9/30/24	$19,131	$11,383	$16,104	$11,788
10/31/24	$19,131	$11,101	$15,988	$11,839
11/30/24	$19,291	$11,218	$16,160	$11,886
12/31/24	$19,221	$11,035	$16,076	$11,933
1/31/25	$19,517	$11,093	$16,292	$11,979
2/28/25	$19,679	$11,337	$16,402	$12,020
3/31/25	$19,471	$11,342	$16,262	$12,064
4/30/25	$19,390	$11,386	$16,275	$12,108
5/31/25	$19,770	$11,305	$16,518	$12,153
6/30/25	$20,074	$11,478	$16,827	$12,196
7/31/25	$20,213	$11,448	$16,874	$12,242
8/31/25	$20,493	$11,585	$17,073	$12,287
9/30/25	$20,716	$11,711	$17,210	$12,331
10/31/25	$20,859	$11,785	$17,256	$12,375
11/30/25	$21,030	$11,858	$17,370	$12,416
12/31/25	$21,197	$11,840	$17,479	$12,457
1/31/26	$21,256	$11,853	$17,567	$12,498
2/28/26	$21,344	$12,047	$17,620	$12,534
3/31/26	$21,042	$11,835	$17,414	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO High Yield and Short-Term Investments Portfolio	8.07%	5.85%	7.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated Index	7.08%	3.97%	5.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 149,633,000
Holdings Count | Holding	680
Advisory Fees Paid, Amount	$ 29,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$149,633
# of Portfolio Holdings	680
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	6.7%
U.S. Treasury Obligations	3.7%
Common Stocks	3.4%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	4.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000027280
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher) (“Index”), as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Index, as it outperformed the Index.

  Underweight exposure to the media sector contributed to performance versus the Index, as the sector underperformed the Index.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a regional bank, detracted from performance versus the Index, as spreads widened.

  Tactical exposure to emerging markets, specifically underweight exposure to Latin American sovereign debt, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Investment Grade Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,116	$10,038	$10,142	$10,002
5/31/16	$10,179	$10,041	$10,132	$10,004
6/30/16	$10,302	$10,221	$10,376	$10,006
7/31/16	$10,503	$10,286	$10,529	$10,009
8/31/16	$10,556	$10,274	$10,560	$10,011
9/30/16	$10,566	$10,268	$10,530	$10,013
10/31/16	$10,555	$10,190	$10,444	$10,016
11/30/16	$10,394	$9,949	$10,146	$10,019
12/31/16	$10,474	$9,963	$10,220	$10,022
1/31/17	$10,540	$9,982	$10,259	$10,025
2/28/17	$10,639	$10,049	$10,383	$10,029
3/31/17	$10,661	$10,044	$10,364	$10,034
4/30/17	$10,739	$10,122	$10,475	$10,039
5/31/17	$10,805	$10,199	$10,598	$10,045
6/30/17	$10,847	$10,189	$10,631	$10,052
7/31/17	$10,914	$10,233	$10,716	$10,060
8/31/17	$10,959	$10,325	$10,806	$10,069
9/30/17	$10,981	$10,276	$10,787	$10,078
10/31/17	$11,015	$10,282	$10,829	$10,087
11/30/17	$11,015	$10,268	$10,821	$10,096
12/31/17	$11,040	$10,316	$10,916	$10,106
1/31/18	$11,029	$10,197	$10,816	$10,117
2/28/18	$10,994	$10,100	$10,636	$10,128
3/31/18	$11,006	$10,165	$10,663	$10,141
4/30/18	$10,994	$10,089	$10,559	$10,155
5/31/18	$11,006	$10,161	$10,608	$10,170
6/30/18	$11,002	$10,149	$10,550	$10,185
7/31/18	$11,084	$10,151	$10,641	$10,202
8/31/18	$11,131	$10,216	$10,693	$10,219
9/30/18	$11,161	$10,151	$10,661	$10,236
10/31/18	$11,114	$10,070	$10,494	$10,255
11/30/18	$11,078	$10,131	$10,472	$10,274
12/31/18	$11,069	$10,317	$10,624	$10,294
1/31/19	$11,298	$10,426	$10,879	$10,315
2/28/19	$11,395	$10,420	$10,909	$10,334
3/31/19	$11,524	$10,620	$11,189	$10,356
4/30/19	$11,621	$10,623	$11,255	$10,377
5/31/19	$11,609	$10,812	$11,414	$10,398
6/30/19	$11,748	$10,947	$11,695	$10,419
7/31/19	$11,821	$10,971	$11,763	$10,440
8/31/19	$11,894	$11,256	$12,138	$10,460
9/30/19	$11,931	$11,196	$12,059	$10,478
10/31/19	$12,018	$11,230	$12,136	$10,496
11/30/19	$12,055	$11,224	$12,167	$10,511
12/31/19	$12,125	$11,216	$12,213	$10,526
1/31/20	$12,250	$11,432	$12,503	$10,540
2/29/20	$12,250	$11,638	$12,660	$10,554
3/31/20	$11,437	$11,569	$11,681	$10,567
4/30/20	$11,799	$11,775	$12,286	$10,576
5/31/20	$12,000	$11,830	$12,504	$10,580
6/30/20	$12,232	$11,904	$12,761	$10,581
7/31/20	$12,457	$12,082	$13,183	$10,582
8/31/20	$12,482	$11,984	$13,014	$10,584
9/30/20	$12,484	$11,978	$12,973	$10,585
10/31/20	$12,497	$11,924	$12,958	$10,586
11/30/20	$12,725	$12,041	$13,315	$10,586
12/31/20	$12,817	$12,058	$13,384	$10,587
1/31/21	$12,791	$11,971	$13,217	$10,588
2/28/21	$12,701	$11,799	$12,986	$10,589
3/31/21	$12,591	$11,651	$12,771	$10,589
4/30/21	$12,706	$11,743	$12,910	$10,590
5/31/21	$12,771	$11,782	$13,008	$10,590
6/30/21	$12,874	$11,864	$13,217	$10,590
7/31/21	$12,978	$11,997	$13,392	$10,590
8/31/21	$12,965	$11,974	$13,359	$10,590
9/30/21	$12,912	$11,871	$13,213	$10,591
10/31/21	$12,873	$11,867	$13,244	$10,591
11/30/21	$12,834	$11,902	$13,249	$10,592
12/31/21	$12,884	$11,872	$13,246	$10,592
1/31/22	$12,632	$11,616	$12,805	$10,593
2/28/22	$12,406	$11,487	$12,546	$10,593
3/31/22	$12,139	$11,168	$12,237	$10,595
4/30/22	$11,779	$10,744	$11,567	$10,598
5/31/22	$11,832	$10,813	$11,674	$10,603
6/30/22	$11,527	$10,643	$11,343	$10,610
7/31/22	$11,794	$10,903	$11,705	$10,621
8/31/22	$11,647	$10,595	$11,371	$10,637
9/30/22	$11,333	$10,138	$10,775	$10,658
10/31/22	$11,266	$10,006	$10,669	$10,684
11/30/22	$11,616	$10,374	$11,225	$10,715
12/31/22	$11,647	$10,327	$11,179	$10,751
1/31/23	$12,019	$10,645	$11,624	$10,791
2/28/23	$11,826	$10,370	$11,262	$10,829
3/31/23	$11,967	$10,633	$11,566	$10,872
4/30/23	$12,050	$10,698	$11,659	$10,915
5/31/23	$11,994	$10,581	$11,494	$10,961
6/30/23	$12,036	$10,544	$11,543	$11,008
7/31/23	$12,119	$10,536	$11,586	$11,058
8/31/23	$12,119	$10,469	$11,497	$11,110
9/30/23	$11,961	$10,203	$11,189	$11,160
10/31/23	$11,835	$10,042	$10,980	$11,212
11/30/23	$12,311	$10,497	$11,633	$11,264
12/31/23	$12,657	$10,898	$12,140	$11,317
1/31/24	$12,728	$10,868	$12,119	$11,369
2/29/24	$12,657	$10,715	$11,940	$11,419
3/31/24	$12,787	$10,814	$12,095	$11,472
4/30/24	$12,658	$10,541	$11,790	$11,523
5/31/24	$12,845	$10,719	$12,012	$11,577
6/30/24	$12,933	$10,821	$12,089	$11,629
7/31/24	$13,165	$11,074	$12,376	$11,683
8/31/24	$13,324	$11,233	$12,571	$11,737
9/30/24	$13,476	$11,383	$12,793	$11,788
10/31/24	$13,345	$11,101	$12,483	$11,839
11/30/24	$13,462	$11,218	$12,649	$11,886
12/31/24	$13,423	$11,035	$12,404	$11,933
1/31/25	$13,513	$11,093	$12,475	$11,979
2/28/25	$13,694	$11,337	$12,731	$12,020
3/31/25	$13,698	$11,342	$12,694	$12,064
4/30/25	$13,713	$11,386	$12,690	$12,108
5/31/25	$13,653	$11,305	$12,694	$12,153
6/30/25	$13,915	$11,478	$12,935	$12,196
7/31/25	$13,915	$11,448	$12,947	$12,242
8/31/25	$14,083	$11,585	$13,083	$12,287
9/30/25	$14,277	$11,711	$13,283	$12,331
10/31/25	$14,401	$11,785	$13,340	$12,375
11/30/25	$14,494	$11,858	$13,423	$12,416
12/31/25	$14,462	$11,840	$13,401	$12,457
1/31/26	$14,510	$11,853	$13,426	$12,498
2/28/26	$14,748	$12,047	$13,601	$12,534
3/31/26	$14,412	$11,835	$13,327	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Credit Bond Portfolio	5.21%	2.74%	3.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	4.99%	0.86%	2.91%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 2,616,778,000
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 489,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,616,778
# of Portfolio Holdings	877
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$489
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	77.0%
U.S. Government Agencies	9.9%
U.S. Treasury Obligations	5.6%
Preferred Securities	3.6%
Sovereign Issues	1.6%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	0.8%
Municipal Bonds & Notes	0.7%
Convertible Preferred Securities	0.6%
Loan Participations and Assignments	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	5.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000071766
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Credit Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Underweight exposure to emerging markets detracted from relative performance versus the Index, as spreads narrowed.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Long Duration Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,245	$10,038	$10,235
5/31/16	$10,271	$10,041	$10,237
6/30/16	$10,714	$10,221	$10,665
7/31/16	$11,085	$10,286	$10,962
8/31/16	$11,147	$10,274	$11,023
9/30/16	$11,081	$10,268	$10,907
10/31/16	$10,848	$10,190	$10,681
11/30/16	$10,250	$9,949	$10,162
12/31/16	$10,408	$9,963	$10,318
1/31/17	$10,520	$9,982	$10,343
2/28/17	$10,752	$10,049	$10,551
3/31/17	$10,733	$10,044	$10,489
4/30/17	$10,919	$10,122	$10,652
5/31/17	$11,151	$10,199	$10,872
6/30/17	$11,287	$10,189	$10,982
7/31/17	$11,381	$10,233	$11,076
8/31/17	$11,559	$10,325	$11,238
9/30/17	$11,559	$10,276	$11,221
10/31/17	$11,626	$10,282	$11,302
11/30/17	$11,683	$10,268	$11,348
12/31/17	$11,891	$10,316	$11,578
1/31/18	$11,743	$10,197	$11,430
2/28/18	$11,379	$10,100	$11,052
3/31/18	$11,490	$10,165	$11,135
4/30/18	$11,282	$10,089	$10,919
5/31/18	$11,292	$10,161	$10,970
6/30/18	$11,240	$10,149	$10,839
7/31/18	$11,379	$10,151	$11,002
8/31/18	$11,429	$10,216	$11,038
9/30/18	$11,365	$10,151	$10,976
10/31/18	$11,013	$10,070	$10,580
11/30/18	$11,003	$10,131	$10,537
12/31/18	$11,254	$10,317	$10,796
1/31/19	$11,647	$10,426	$11,169
2/28/19	$11,699	$10,420	$11,161
3/31/19	$12,218	$10,620	$11,644
4/30/19	$12,311	$10,623	$11,715
5/31/19	$12,624	$10,812	$11,995
6/30/19	$13,039	$10,947	$12,462
7/31/19	$13,198	$10,971	$12,606
8/31/19	$14,031	$11,256	$13,357
9/30/19	$13,851	$11,196	$13,162
10/31/19	$13,915	$11,230	$13,234
11/30/19	$14,001	$11,224	$13,305
12/31/19	$13,993	$11,216	$13,317
1/31/20	$14,628	$11,432	$13,857
2/29/20	$14,918	$11,638	$14,134
3/31/20	$13,570	$11,569	$12,698
4/30/20	$14,378	$11,775	$13,548
5/31/20	$14,614	$11,830	$13,756
6/30/20	$15,004	$11,904	$14,105
7/31/20	$15,829	$12,082	$14,964
8/31/20	$15,388	$11,984	$14,456
9/30/20	$15,324	$11,978	$14,383
10/31/20	$15,175	$11,924	$14,295
11/30/20	$15,998	$12,041	$15,025
12/31/20	$16,114	$12,058	$15,091
1/31/21	$15,746	$11,971	$14,701
2/28/21	$15,248	$11,799	$14,214
3/31/21	$14,813	$11,651	$13,824
4/30/21	$15,159	$11,743	$14,063
5/31/21	$15,267	$11,782	$14,210
6/30/21	$15,832	$11,864	$14,715
7/31/21	$16,216	$11,997	$15,040
8/31/21	$16,192	$11,974	$14,985
9/30/21	$15,877	$11,871	$14,689
10/31/21	$16,059	$11,867	$14,907
11/30/21	$16,132	$11,902	$14,968
12/31/21	$16,105	$11,872	$14,913
1/31/22	$15,337	$11,616	$14,095
2/28/22	$14,782	$11,487	$13,622
3/31/22	$14,266	$11,168	$13,238
4/30/22	$13,012	$10,744	$11,963
5/31/22	$13,063	$10,813	$12,073
6/30/22	$12,476	$10,643	$11,572
7/31/22	$13,089	$10,903	$12,110
8/31/22	$12,578	$10,595	$11,581
9/30/22	$11,597	$10,138	$10,580
10/31/22	$11,313	$10,006	$10,337
11/30/22	$12,268	$10,374	$11,268
12/31/22	$12,138	$10,327	$11,141
1/31/23	$13,028	$10,645	$11,892
2/28/23	$12,430	$10,370	$11,279
3/31/23	$12,891	$10,633	$11,745
4/30/23	$12,999	$10,698	$11,846
5/31/23	$12,690	$10,581	$11,528
6/30/23	$12,839	$10,544	$11,695
7/31/23	$12,812	$10,536	$11,678
8/31/23	$12,582	$10,469	$11,455
9/30/23	$11,903	$10,203	$10,849
10/31/23	$11,397	$10,042	$10,401
11/30/23	$12,559	$10,497	$11,497
12/31/23	$13,477	$10,898	$12,336
1/31/24	$13,435	$10,868	$12,221
2/29/24	$13,128	$10,715	$11,905
3/31/24	$13,372	$10,814	$12,133
4/30/24	$12,752	$10,541	$11,539
5/31/24	$13,147	$10,719	$11,861
6/30/24	$13,261	$10,821	$11,929
7/31/24	$13,716	$11,074	$12,305
8/31/24	$14,001	$11,233	$12,567
9/30/24	$14,365	$11,383	$12,895
10/31/24	$13,760	$11,101	$12,356
11/30/24	$14,091	$11,218	$12,629
12/31/24	$13,522	$11,035	$12,088
1/31/25	$13,610	$11,093	$12,140
2/28/25	$14,168	$11,337	$12,559
3/31/25	$13,991	$11,342	$12,386
4/30/25	$13,827	$11,386	$12,234
5/31/25	$13,738	$11,305	$12,172
6/30/25	$14,183	$11,478	$12,541
7/31/25	$14,168	$11,448	$12,536
8/31/25	$14,288	$11,585	$12,630
9/30/25	$14,727	$11,711	$13,028
10/31/25	$14,894	$11,785	$13,099
11/30/25	$14,986	$11,858	$13,161
12/31/25	$14,802	$11,840	$13,028
1/31/26	$14,864	$11,853	$13,034
2/28/26	$15,222	$12,047	$13,310
3/31/26	$14,660	$11,835	$12,877

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Long Duration Credit Bond Portfolio	4.78%	(0.21%)	3.90%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 28,474,384,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 5,404,000
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$28,474,384
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	247%
Total Net Advisory Fees Paid During the Reporting Period	$5,404
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	72.0%
U.S. Treasury Obligations	27.3%
U.S. Government Agencies	16.9%
Sovereign Issues	4.9%
Municipal Bonds & Notes	2.1%
Preferred Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.9%
Asset-Backed Securities	0.5%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000106507
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (“Index”), as agency MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns and spreads tightened.

  Underweight exposure to U.S. duration, particularly in the 30 year part of the curve, contributed to relative performance versus the Index, as interest rates rose at the long end of the curve.

  Overweight exposure to commercial mortgage-backed securities (“CMBS”) contributed to relative performance versus the Index, as short-term CMBS had positive total returns.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Low Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,020	$10,038	$10,014
5/31/16	$10,010	$10,041	$10,007
6/30/16	$10,059	$10,221	$10,067
7/31/16	$10,079	$10,286	$10,069
8/31/16	$10,089	$10,274	$10,058
9/30/16	$10,117	$10,268	$10,069
10/31/16	$10,117	$10,190	$10,066
11/30/16	$10,056	$9,949	$10,024
12/31/16	$10,066	$9,963	$10,030
1/31/17	$10,087	$9,982	$10,049
2/28/17	$10,118	$10,049	$10,066
3/31/17	$10,135	$10,044	$10,071
4/30/17	$10,165	$10,122	$10,090
5/31/17	$10,196	$10,199	$10,106
6/30/17	$10,192	$10,189	$10,102
7/31/17	$10,234	$10,233	$10,128
8/31/17	$10,254	$10,325	$10,149
9/30/17	$10,254	$10,276	$10,136
10/31/17	$10,264	$10,282	$10,134
11/30/17	$10,243	$10,268	$10,112
12/31/17	$10,262	$10,316	$10,115
1/31/18	$10,231	$10,197	$10,088
2/28/18	$10,210	$10,100	$10,079
3/31/18	$10,227	$10,165	$10,095
4/30/18	$10,227	$10,089	$10,084
5/31/18	$10,259	$10,161	$10,122
6/30/18	$10,271	$10,149	$10,123
7/31/18	$10,282	$10,151	$10,129
8/31/18	$10,324	$10,216	$10,164
9/30/18	$10,316	$10,151	$10,157
10/31/18	$10,326	$10,070	$10,168
11/30/18	$10,347	$10,131	$10,197
12/31/18	$10,401	$10,317	$10,277
1/31/19	$10,465	$10,426	$10,317
2/28/19	$10,486	$10,420	$10,333
3/31/19	$10,549	$10,620	$10,401
4/30/19	$10,581	$10,623	$10,425
5/31/19	$10,646	$10,812	$10,497
6/30/19	$10,700	$10,947	$10,555
7/31/19	$10,700	$10,971	$10,549
8/31/19	$10,775	$11,256	$10,634
9/30/19	$10,775	$11,196	$10,628
10/31/19	$10,808	$11,230	$10,665
11/30/19	$10,819	$11,224	$10,665
12/31/19	$10,836	$11,216	$10,691
1/31/20	$10,901	$11,432	$10,750
2/29/20	$10,978	$11,638	$10,838
3/31/20	$10,890	$11,569	$10,871
4/30/20	$10,967	$11,775	$10,940
5/31/20	$11,011	$11,830	$10,977
6/30/20	$11,064	$11,904	$10,999
7/31/20	$11,119	$12,082	$11,019
8/31/20	$11,153	$11,984	$11,023
9/30/20	$11,149	$11,978	$11,024
10/31/20	$11,149	$11,924	$11,026
11/30/20	$11,193	$12,041	$11,037
12/31/20	$11,228	$12,058	$11,047
1/31/21	$11,239	$11,971	$11,051
2/28/21	$11,228	$11,799	$11,048
3/31/21	$11,216	$11,651	$11,043
4/30/21	$11,239	$11,743	$11,051
5/31/21	$11,250	$11,782	$11,064
6/30/21	$11,239	$11,864	$11,047
7/31/21	$11,261	$11,997	$11,066
8/31/21	$11,261	$11,974	$11,066
9/30/21	$11,248	$11,871	$11,057
10/31/21	$11,214	$11,867	$11,021
11/30/21	$11,203	$11,902	$11,012
12/31/21	$11,194	$11,872	$10,995
1/31/22	$11,115	$11,616	$10,916
2/28/22	$11,058	$11,487	$10,869
3/31/22	$10,925	$11,168	$10,721
4/30/22	$10,846	$10,744	$10,664
5/31/22	$10,902	$10,813	$10,729
6/30/22	$10,815	$10,643	$10,654
7/31/22	$10,883	$10,903	$10,710
8/31/22	$10,803	$10,595	$10,626
9/30/22	$10,680	$10,138	$10,496
10/31/22	$10,646	$10,006	$10,483
11/30/22	$10,748	$10,374	$10,570
12/31/22	$10,783	$10,327	$10,590
1/31/23	$10,898	$10,645	$10,675
2/28/23	$10,840	$10,370	$10,595
3/31/23	$10,981	$10,633	$10,750
4/30/23	$11,016	$10,698	$10,786
5/31/23	$10,993	$10,581	$10,753
6/30/23	$10,965	$10,544	$10,710
7/31/23	$11,023	$10,536	$10,755
8/31/23	$11,070	$10,469	$10,793
9/30/23	$11,046	$10,203	$10,788
10/31/23	$11,046	$10,042	$10,821
11/30/23	$11,223	$10,497	$10,947
12/31/23	$11,398	$10,898	$11,078
1/31/24	$11,458	$10,868	$11,121
2/29/24	$11,434	$10,715	$11,081
3/31/24	$11,493	$10,814	$11,125
4/30/24	$11,457	$10,541	$11,088
5/31/24	$11,554	$10,719	$11,168
6/30/24	$11,617	$10,821	$11,231
7/31/24	$11,764	$11,074	$11,364
8/31/24	$11,887	$11,233	$11,467
9/30/24	$11,999	$11,383	$11,563
10/31/24	$11,912	$11,101	$11,497
11/30/24	$11,986	$11,218	$11,536
12/31/24	$12,012	$11,035	$11,561
1/31/25	$12,075	$11,093	$11,613
2/28/25	$12,177	$11,337	$11,695
3/31/25	$12,217	$11,342	$11,749
4/30/25	$12,307	$11,386	$11,838
5/31/25	$12,307	$11,305	$11,822
6/30/25	$12,399	$11,478	$11,898
7/31/25	$12,412	$11,448	$11,895
8/31/25	$12,528	$11,585	$12,000
9/30/25	$12,587	$11,711	$12,040
10/31/25	$12,652	$11,785	$12,080
11/30/25	$12,717	$11,858	$12,137
12/31/25	$12,763	$11,840	$12,179
1/31/26	$12,803	$11,853	$12,207
2/28/26	$12,869	$12,047	$12,270
3/31/26	$12,801	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Low Duration Portfolio	4.78%	2.68%	2.50%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 2,383,455,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 469,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,383,455
# of Portfolio Holdings	467
Portfolio Turnover Rate	84%
Total Net Advisory Fees Paid During the Reporting Period	$469
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	35.9%
U.S. Government Agencies	18.6%
Corporate Bonds & Notes	18.4%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Municipal Bonds & Notes	1.0%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	19.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(10.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000106508
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including asset backed securities and commercial MBS contributed to relative performance versus the Index, as spreads tightened.

  Positioning within corporate credit, including overweight exposure to senior financials, contributed to relative performance versus the Index, as the asset class outperformed.

  Curve positioning in the U.S., including underweight exposure to the 3-year section of the curve, detracted from relative performance versus the Index, as yields fell.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Moderate Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Intermediate Aggregate Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,030	$10,038	$10,023
5/31/16	$10,030	$10,041	$10,021
6/30/16	$10,138	$10,221	$10,144
7/31/16	$10,188	$10,286	$10,171
8/31/16	$10,188	$10,274	$10,158
9/30/16	$10,223	$10,268	$10,175
10/31/16	$10,182	$10,190	$10,138
11/30/16	$9,990	$9,949	$9,963
12/31/16	$10,010	$9,963	$9,967
1/31/17	$10,040	$9,982	$9,985
2/28/17	$10,091	$10,049	$10,031
3/31/17	$10,103	$10,044	$10,035
4/30/17	$10,175	$10,122	$10,098
5/31/17	$10,246	$10,199	$10,154
6/30/17	$10,229	$10,189	$10,128
7/31/17	$10,291	$10,233	$10,174
8/31/17	$10,363	$10,325	$10,240
9/30/17	$10,318	$10,276	$10,201
10/31/17	$10,329	$10,282	$10,200
11/30/17	$10,298	$10,268	$10,174
12/31/17	$10,322	$10,316	$10,194
1/31/18	$10,208	$10,197	$10,094
2/28/18	$10,145	$10,100	$10,041
3/31/18	$10,187	$10,165	$10,086
4/30/18	$10,135	$10,089	$10,034
5/31/18	$10,208	$10,161	$10,098
6/30/18	$10,209	$10,149	$10,095
7/31/18	$10,219	$10,151	$10,093
8/31/18	$10,282	$10,216	$10,154
9/30/18	$10,238	$10,151	$10,106
10/31/18	$10,196	$10,070	$10,075
11/30/18	$10,259	$10,131	$10,135
12/31/18	$10,406	$10,317	$10,287
1/31/19	$10,501	$10,426	$10,374
2/28/19	$10,512	$10,420	$10,378
3/31/19	$10,655	$10,620	$10,522
4/30/19	$10,676	$10,623	$10,534
5/31/19	$10,794	$10,812	$10,673
6/30/19	$10,890	$10,947	$10,774
7/31/19	$10,912	$10,971	$10,786
8/31/19	$11,051	$11,256	$10,948
9/30/19	$11,027	$11,196	$10,923
10/31/19	$11,059	$11,230	$10,964
11/30/19	$11,059	$11,224	$10,955
12/31/19	$11,072	$11,216	$10,974
1/31/20	$11,215	$11,432	$11,106
2/29/20	$11,347	$11,638	$11,250
3/31/20	$11,307	$11,569	$11,246
4/30/20	$11,439	$11,775	$11,376
5/31/20	$11,483	$11,830	$11,439
6/30/20	$11,560	$11,904	$11,486
7/31/20	$11,648	$12,082	$11,551
8/31/20	$11,659	$11,984	$11,544
9/30/20	$11,649	$11,978	$11,540
10/31/20	$11,627	$11,924	$11,521
11/30/20	$11,694	$12,041	$11,563
12/31/20	$11,749	$12,058	$11,589
1/31/21	$11,749	$11,971	$11,571
2/28/21	$11,647	$11,799	$11,482
3/31/21	$11,563	$11,651	$11,402
4/30/21	$11,642	$11,743	$11,462
5/31/21	$11,676	$11,782	$11,486
6/30/21	$11,681	$11,864	$11,491
7/31/21	$11,772	$11,997	$11,574
8/31/21	$11,749	$11,974	$11,555
9/30/21	$11,690	$11,871	$11,497
10/31/21	$11,633	$11,867	$11,448
11/30/21	$11,633	$11,902	$11,452
12/31/21	$11,618	$11,872	$11,439
1/31/22	$11,456	$11,616	$11,270
2/28/22	$11,363	$11,487	$11,183
3/31/22	$11,048	$11,168	$10,902
4/30/22	$10,758	$10,744	$10,628
5/31/22	$10,828	$10,813	$10,718
6/30/22	$10,675	$10,643	$10,583
7/31/22	$10,908	$10,903	$10,812
8/31/22	$10,664	$10,595	$10,543
9/30/22	$10,278	$10,138	$10,176
10/31/22	$10,149	$10,006	$10,095
11/30/22	$10,453	$10,374	$10,378
12/31/22	$10,435	$10,327	$10,351
1/31/23	$10,720	$10,645	$10,595
2/28/23	$10,518	$10,370	$10,375
3/31/23	$10,740	$10,633	$10,598
4/30/23	$10,800	$10,698	$10,660
5/31/23	$10,740	$10,581	$10,582
6/30/23	$10,689	$10,544	$10,519
7/31/23	$10,713	$10,536	$10,535
8/31/23	$10,677	$10,469	$10,505
9/30/23	$10,478	$10,203	$10,320
10/31/23	$10,345	$10,042	$10,219
11/30/23	$10,743	$10,497	$10,574
12/31/23	$11,092	$10,898	$10,888
1/31/24	$11,117	$10,868	$10,888
2/29/24	$10,994	$10,715	$10,759
3/31/24	$11,081	$10,814	$10,842
4/30/24	$10,882	$10,541	$10,638
5/31/24	$11,056	$10,719	$10,793
6/30/24	$11,166	$10,821	$10,892
7/31/24	$11,417	$11,074	$11,123
8/31/24	$11,567	$11,233	$11,267
9/30/24	$11,715	$11,383	$11,393
10/31/24	$11,462	$11,101	$11,167
11/30/24	$11,588	$11,218	$11,261
12/31/24	$11,479	$11,035	$11,157
1/31/25	$11,543	$11,093	$11,218
2/28/25	$11,776	$11,337	$11,414
3/31/25	$11,782	$11,342	$11,448
4/30/25	$11,873	$11,386	$11,532
5/31/25	$11,808	$11,305	$11,474
6/30/25	$11,982	$11,478	$11,621
7/31/25	$11,956	$11,448	$11,596
8/31/25	$12,140	$11,585	$11,751
9/30/25	$12,230	$11,711	$11,828
10/31/25	$12,322	$11,785	$11,894
11/30/25	$12,402	$11,858	$11,973
12/31/25	$12,407	$11,840	$11,988
1/31/26	$12,461	$11,853	$12,010
2/28/26	$12,637	$12,047	$12,165
3/31/26	$12,431	$11,835	$12,001

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Moderate Duration Portfolio	5.51%	1.46%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Intermediate Aggregate Bond Index	4.83%	1.03%	1.84%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 3,676,785,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 725,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,676,785
# of Portfolio Holdings	779
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$725
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	20.9%
U.S. Treasury Obligations	12.4%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	5.8%
Municipal Bonds & Notes	2.3%
Other Investments	0.1%
Short-Term Instruments	21.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000027281
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities ("MBS") positions contributed to relative performance versus the Bloomberg U.S. MBS Fixed-Rate Index (“Index”), as spreads tightened.

  Overweight exposure to conventional MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to senior non-agency residential MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates on the long end of the curve increased.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Mortgage and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,073	$10,038	$10,016	$10,002
5/31/16	$10,082	$10,041	$10,029	$10,004
6/30/16	$10,241	$10,221	$10,111	$10,006
7/31/16	$10,296	$10,286	$10,132	$10,009
8/31/16	$10,305	$10,274	$10,144	$10,011
9/30/16	$10,416	$10,268	$10,172	$10,013
10/31/16	$10,388	$10,190	$10,145	$10,016
11/30/16	$9,982	$9,949	$9,970	$10,019
12/31/16	$9,993	$9,963	$9,970	$10,022
1/31/17	$10,002	$9,982	$9,967	$10,025
2/28/17	$10,096	$10,049	$10,014	$10,029
3/31/17	$10,106	$10,044	$10,017	$10,034
4/30/17	$10,227	$10,122	$10,083	$10,039
5/31/17	$10,349	$10,199	$10,145	$10,045
6/30/17	$10,310	$10,189	$10,105	$10,052
7/31/17	$10,405	$10,233	$10,150	$10,060
8/31/17	$10,546	$10,325	$10,225	$10,069
9/30/17	$10,524	$10,276	$10,202	$10,078
10/31/17	$10,515	$10,282	$10,198	$10,087
11/30/17	$10,486	$10,268	$10,184	$10,096
12/31/17	$10,553	$10,316	$10,217	$10,106
1/31/18	$10,320	$10,197	$10,097	$10,117
2/28/18	$10,183	$10,100	$10,031	$10,128
3/31/18	$10,288	$10,165	$10,095	$10,141
4/30/18	$10,190	$10,089	$10,044	$10,155
5/31/18	$10,307	$10,161	$10,115	$10,170
6/30/18	$10,328	$10,149	$10,119	$10,185
7/31/18	$10,328	$10,151	$10,109	$10,202
8/31/18	$10,416	$10,216	$10,170	$10,219
9/30/18	$10,315	$10,151	$10,108	$10,236
10/31/18	$10,177	$10,070	$10,044	$10,255
11/30/18	$10,334	$10,131	$10,134	$10,274
12/31/18	$10,610	$10,317	$10,318	$10,294
1/31/19	$10,761	$10,426	$10,400	$10,315
2/28/19	$10,741	$10,420	$10,390	$10,334
3/31/19	$11,004	$10,620	$10,542	$10,356
4/30/19	$10,964	$10,623	$10,535	$10,377
5/31/19	$11,176	$10,812	$10,672	$10,398
6/30/19	$11,286	$10,947	$10,748	$10,419
7/31/19	$11,357	$10,971	$10,792	$10,440
8/31/19	$11,459	$11,256	$10,888	$10,460
9/30/19	$11,497	$11,196	$10,896	$10,478
10/31/19	$11,549	$11,230	$10,934	$10,496
11/30/19	$11,570	$11,224	$10,943	$10,511
12/31/19	$11,623	$11,216	$10,973	$10,526
1/31/20	$11,729	$11,432	$11,050	$10,540
2/29/20	$11,898	$11,638	$11,165	$10,554
3/31/20	$12,059	$11,569	$11,283	$10,567
4/30/20	$12,270	$11,775	$11,354	$10,576
5/31/20	$12,345	$11,830	$11,368	$10,580
6/30/20	$12,411	$11,904	$11,358	$10,581
7/31/20	$12,518	$12,082	$11,378	$10,582
8/31/20	$12,603	$11,984	$11,383	$10,584
9/30/20	$12,597	$11,978	$11,371	$10,585
10/31/20	$12,629	$11,924	$11,366	$10,586
11/30/20	$12,694	$12,041	$11,374	$10,586
12/31/20	$12,801	$12,058	$11,398	$10,587
1/31/21	$12,893	$11,971	$11,407	$10,588
2/28/21	$12,812	$11,799	$11,331	$10,589
3/31/21	$12,699	$11,651	$11,273	$10,589
4/30/21	$12,826	$11,743	$11,335	$10,590
5/31/21	$12,757	$11,782	$11,315	$10,590
6/30/21	$12,784	$11,864	$11,311	$10,590
7/31/21	$12,877	$11,997	$11,381	$10,590
8/31/21	$12,877	$11,974	$11,363	$10,590
9/30/21	$12,845	$11,871	$11,322	$10,591
10/31/21	$12,787	$11,867	$11,300	$10,591
11/30/21	$12,763	$11,902	$11,290	$10,592
12/31/21	$12,728	$11,872	$11,280	$10,592
1/31/22	$12,466	$11,616	$11,112	$10,593
2/28/22	$12,263	$11,487	$11,005	$10,593
3/31/22	$11,650	$11,168	$10,719	$10,595
4/30/22	$10,885	$10,744	$10,342	$10,598
5/31/22	$11,124	$10,813	$10,457	$10,603
6/30/22	$10,693	$10,643	$10,289	$10,610
7/31/22	$11,284	$10,903	$10,620	$10,621
8/31/22	$10,620	$10,595	$10,257	$10,637
9/30/22	$9,575	$10,138	$9,739	$10,658
10/31/22	$9,307	$10,006	$9,600	$10,684
11/30/22	$9,989	$10,374	$9,991	$10,715
12/31/22	$9,897	$10,327	$9,947	$10,751
1/31/23	$10,485	$10,645	$10,275	$10,791
2/28/23	$10,022	$10,370	$10,004	$10,829
3/31/23	$10,366	$10,633	$10,199	$10,872
4/30/23	$10,428	$10,698	$10,251	$10,915
5/31/23	$10,265	$10,581	$10,176	$10,961
6/30/23	$10,189	$10,544	$10,133	$11,008
7/31/23	$10,189	$10,536	$10,125	$11,058
8/31/23	$10,012	$10,469	$10,042	$11,110
9/30/23	$9,413	$10,203	$9,722	$11,160
10/31/23	$8,953	$10,042	$9,521	$11,212
11/30/23	$9,886	$10,497	$10,018	$11,264
12/31/23	$10,658	$10,898	$10,449	$11,317
1/31/24	$10,566	$10,868	$10,401	$11,369
2/29/24	$10,265	$10,715	$10,232	$11,419
3/31/24	$10,473	$10,814	$10,340	$11,472
4/30/24	$9,865	$10,541	$10,027	$11,523
5/31/24	$10,261	$10,719	$10,228	$11,577
6/30/24	$10,385	$10,821	$10,347	$11,629
7/31/24	$10,825	$11,074	$10,620	$11,683
8/31/24	$11,106	$11,233	$10,791	$11,737
9/30/24	$11,255	$11,383	$10,919	$11,788
10/31/24	$10,433	$11,101	$10,610	$11,839
11/30/24	$10,756	$11,218	$10,752	$11,886
12/31/24	$10,318	$11,035	$10,575	$11,933
1/31/25	$10,401	$11,093	$10,629	$11,979
2/28/25	$10,982	$11,337	$10,900	$12,020
3/31/25	$10,925	$11,342	$10,898	$12,064
4/30/25	$11,009	$11,386	$10,929	$12,108
5/31/25	$10,689	$11,305	$10,829	$12,153
6/30/25	$11,118	$11,478	$11,022	$12,196
7/31/25	$10,921	$11,448	$10,977	$12,242
8/31/25	$11,314	$11,585	$11,154	$12,287
9/30/25	$11,553	$11,711	$11,289	$12,331
10/31/25	$11,724	$11,785	$11,387	$12,375
11/30/25	$11,837	$11,858	$11,458	$12,416
12/31/25	$11,828	$11,840	$11,482	$12,457
1/31/26	$11,929	$11,853	$11,529	$12,498
2/28/26	$12,233	$12,047	$11,722	$12,534
3/31/26	$11,740	$11,835	$11,529	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage and Short-Term Investments Portfolio	7.46%	(1.56%)	1.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. MBS Fixed-Rate Index	5.79%	0.45%	1.43%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,234,750,000
Holdings Count | Holding	2,417
Advisory Fees Paid, Amount	$ 228,000
InvestmentCompanyPortfolioTurnover	1452.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,234,750
# of Portfolio Holdings	2,417
Portfolio Turnover Rate	1,452%
Total Net Advisory Fees Paid During the Reporting Period	$228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	249.8%
U.S. Treasury Obligations	15.6%
Non-Agency Mortgage-Backed Securities	6.8%
Asset-Backed Securities	3.1%
Corporate Bonds & Notes	1.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.2%
Affiliated Investments	3.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(180.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.15% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.15% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000027282
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Yield curve strategies contributed to relative performance versus the Bloomberg Municipal Long 22+ Total Return Index ("Index"), as front-end rates fell and long-end maturities rose.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Portfolio’s holdings outperformed the broader municipal market.

  Underweight exposure to the housing sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from relative performance versus the Index, as the Portfolio’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Municipal Portfolio	Bloomberg Municipal Bond Index	FTSE 3-Month Treasury Bill Index	Bloomberg Municipal Long 22+ Bond Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,040	$10,074	$10,002	$10,105
5/31/16	$10,105	$10,101	$10,004	$10,193
6/30/16	$10,219	$10,261	$10,006	$10,451
7/31/16	$10,259	$10,268	$10,009	$10,440
8/31/16	$10,286	$10,282	$10,011	$10,472
9/30/16	$10,255	$10,230	$10,013	$10,381
10/31/16	$10,228	$10,123	$10,016	$10,219
11/30/16	$10,013	$9,745	$10,019	$9,713
12/31/16	$10,041	$9,860	$10,022	$9,867
1/31/17	$10,097	$9,925	$10,025	$9,927
2/28/17	$10,194	$9,994	$10,029	$10,005
3/31/17	$10,209	$10,015	$10,034	$10,039
4/30/17	$10,251	$10,088	$10,039	$10,113
5/31/17	$10,321	$10,248	$10,045	$10,340
6/30/17	$10,321	$10,211	$10,052	$10,315
7/31/17	$10,363	$10,294	$10,060	$10,415
8/31/17	$10,435	$10,372	$10,069	$10,516
9/30/17	$10,427	$10,320	$10,078	$10,442
10/31/17	$10,427	$10,345	$10,087	$10,491
11/30/17	$10,412	$10,289	$10,096	$10,513
12/31/17	$10,450	$10,397	$10,106	$10,675
1/31/18	$10,435	$10,275	$10,117	$10,479
2/28/18	$10,421	$10,244	$10,128	$10,434
3/31/18	$10,453	$10,282	$10,141	$10,508
4/30/18	$10,423	$10,245	$10,155	$10,441
5/31/18	$10,497	$10,362	$10,170	$10,618
6/30/18	$10,528	$10,371	$10,185	$10,605
7/31/18	$10,543	$10,396	$10,202	$10,607
8/31/18	$10,558	$10,423	$10,219	$10,651
9/30/18	$10,517	$10,356	$10,236	$10,554
10/31/18	$10,457	$10,292	$10,255	$10,435
11/30/18	$10,547	$10,406	$10,274	$10,567
12/31/18	$10,646	$10,530	$10,294	$10,712
1/31/19	$10,709	$10,610	$10,315	$10,772
2/28/19	$10,756	$10,667	$10,334	$10,840
3/31/19	$11,038	$10,835	$10,356	$11,124
4/30/19	$11,086	$10,876	$10,377	$11,215
5/31/19	$11,339	$11,026	$10,398	$11,417
6/30/19	$11,399	$11,067	$10,419	$11,445
7/31/19	$11,478	$11,156	$10,440	$11,543
8/31/19	$11,813	$11,332	$10,460	$11,837
9/30/19	$11,700	$11,241	$10,478	$11,747
10/31/19	$11,684	$11,261	$10,496	$11,745
11/30/19	$11,700	$11,289	$10,511	$11,780
12/31/19	$11,704	$11,324	$10,526	$11,811
1/31/20	$12,019	$11,527	$10,540	$12,098
2/29/20	$12,302	$11,676	$10,554	$12,358
3/31/20	$11,658	$11,252	$10,567	$11,670
4/30/20	$11,357	$11,111	$10,576	$11,362
5/31/20	$11,759	$11,465	$10,580	$11,835
6/30/20	$11,991	$11,559	$10,581	$12,011
7/31/20	$12,261	$11,754	$10,582	$12,294
8/31/20	$12,193	$11,699	$10,584	$12,198
9/30/20	$12,150	$11,701	$10,585	$12,181
10/31/20	$12,099	$11,666	$10,586	$12,129
11/30/20	$12,338	$11,842	$10,586	$12,434
12/31/20	$12,463	$11,914	$10,587	$12,549
1/31/21	$12,586	$11,990	$10,588	$12,672
2/28/21	$12,304	$11,799	$10,589	$12,366
3/31/21	$12,367	$11,872	$10,589	$12,490
4/30/21	$12,527	$11,972	$10,590	$12,663
5/31/21	$12,598	$12,008	$10,590	$12,753
6/30/21	$12,694	$12,040	$10,590	$12,841
7/31/21	$12,801	$12,140	$10,590	$12,978
8/31/21	$12,748	$12,096	$10,590	$12,875
9/30/21	$12,611	$12,009	$10,591	$12,746
10/31/21	$12,629	$11,973	$10,591	$12,709
11/30/21	$12,773	$12,075	$10,592	$12,919
12/31/21	$12,788	$12,095	$10,592	$12,947
1/31/22	$12,426	$11,764	$10,593	$12,488
2/28/22	$12,353	$11,722	$10,593	$12,424
3/31/22	$11,880	$11,342	$10,595	$11,827
4/30/22	$11,404	$11,028	$10,598	$11,280
5/31/22	$11,532	$11,192	$10,603	$11,484
6/30/22	$11,278	$11,008	$10,610	$11,048
7/31/22	$11,592	$11,299	$10,621	$11,464
8/31/22	$11,241	$11,052	$10,637	$11,061
9/30/22	$10,761	$10,627	$10,658	$10,391
10/31/22	$10,593	$10,539	$10,684	$10,165
11/30/22	$11,244	$11,032	$10,715	$10,962
12/31/22	$11,204	$11,064	$10,751	$10,930
1/31/23	$11,598	$11,381	$10,791	$11,445
2/28/23	$11,317	$11,124	$10,829	$11,064
3/31/23	$11,589	$11,371	$10,872	$11,396
4/30/23	$11,589	$11,345	$10,915	$11,375
5/31/23	$11,494	$11,247	$10,961	$11,283
6/30/23	$11,622	$11,359	$11,008	$11,473
7/31/23	$11,641	$11,404	$11,058	$11,513
8/31/23	$11,469	$11,240	$11,110	$11,221
9/30/23	$11,100	$10,911	$11,160	$10,709
10/31/23	$10,869	$10,818	$11,212	$10,497
11/30/23	$11,736	$11,504	$11,264	$11,554
12/31/23	$12,067	$11,772	$11,317	$11,952
1/31/24	$12,047	$11,712	$11,369	$11,846
2/29/24	$12,047	$11,727	$11,419	$11,864
3/31/24	$12,062	$11,726	$11,472	$11,863
4/30/24	$11,904	$11,581	$11,523	$11,663
5/31/24	$11,923	$11,547	$11,577	$11,716
6/30/24	$12,116	$11,724	$11,629	$11,962
7/31/24	$12,195	$11,831	$11,683	$12,077
8/31/24	$12,295	$11,924	$11,737	$12,157
9/30/24	$12,424	$12,042	$11,788	$12,324
10/31/24	$12,243	$11,867	$11,839	$12,083
11/30/24	$12,485	$12,072	$11,886	$12,430
12/31/24	$12,282	$11,896	$11,933	$12,120
1/31/25	$12,302	$11,955	$11,979	$12,130
2/28/25	$12,443	$12,074	$12,020	$12,248
3/31/25	$12,178	$11,869	$12,064	$11,942
4/30/25	$12,097	$11,774	$12,108	$11,791
5/31/25	$11,974	$11,781	$12,153	$11,675
6/30/25	$12,050	$11,855	$12,196	$11,711
7/31/25	$11,947	$11,831	$12,242	$11,584
8/31/25	$12,071	$11,934	$12,287	$11,685
9/30/25	$12,508	$12,210	$12,331	$12,158
10/31/25	$12,697	$12,361	$12,375	$12,381
11/30/25	$12,718	$12,390	$12,416	$12,396
12/31/25	$12,717	$12,401	$12,457	$12,356
1/31/26	$12,781	$12,517	$12,498	$12,418
2/28/26	$12,995	$12,673	$12,534	$12,625
3/31/26	$12,735	$12,379	$12,573	$12,328

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Municipal Portfolio	4.57%	0.59%	2.45%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal Long 22+ Bond Index	3.23%	(0.26%)	2.12%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 106,382,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$106,382
# of Portfolio Holdings	85
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$20
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.7%
Port, Airport & Marina Revenue	12.7%
Ad Valorem Property Tax	9.4%
College & University Revenue	8.6%
Highway Revenue Tolls	6.7%
Income Tax Revenue	5.9%
Appropriations	5.4%
Electric Power & Light Revenue	3.4%
Water Revenue	3.2%
Hotel Occupancy Tax	3.1%
Natural Gas Revenue	2.9%
Other Investments	14.5%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.4%
Other Assets and Liabilities, Net	4.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000027283
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$353	3.49%

Expenses Paid, Amount	$ 353
Expense Ratio, Percent	3.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural levered exposure to the Bloomberg U.S. TIPS Index underperformed the cost of financing as represented by the Secured Overnight Financing Rate.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the structural levered exposure, as the U.S. yield curve steepened.

  Overweight exposure to U.S. breakeven inflation expectations (“breakevens”) detracted from relative performance versus the structural levered exposure, as breakevens fell across the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Real Return Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,077	$10,038	$10,035	$10,002
5/31/16	$9,934	$10,041	$9,964	$10,004
6/30/16	$10,289	$10,221	$10,171	$10,006
7/31/16	$10,421	$10,286	$10,259	$10,009
8/31/16	$10,344	$10,274	$10,213	$10,011
9/30/16	$10,508	$10,268	$10,269	$10,013
10/31/16	$10,408	$10,190	$10,228	$10,016
11/30/16	$10,031	$9,949	$10,031	$10,019
12/31/16	$10,019	$9,963	$10,022	$10,022
1/31/17	$10,199	$9,982	$10,106	$10,025
2/28/17	$10,288	$10,049	$10,153	$10,029
3/31/17	$10,304	$10,044	$10,148	$10,034
4/30/17	$10,397	$10,122	$10,208	$10,039
5/31/17	$10,397	$10,199	$10,204	$10,045
6/30/17	$10,251	$10,189	$10,107	$10,052
7/31/17	$10,344	$10,233	$10,152	$10,060
8/31/17	$10,519	$10,325	$10,260	$10,069
9/30/17	$10,401	$10,276	$10,194	$10,078
10/31/17	$10,495	$10,282	$10,216	$10,087
11/30/17	$10,519	$10,268	$10,229	$10,096
12/31/17	$10,725	$10,316	$10,323	$10,106
1/31/18	$10,535	$10,197	$10,234	$10,117
2/28/18	$10,357	$10,100	$10,135	$10,128
3/31/18	$10,522	$10,165	$10,241	$10,141
4/30/18	$10,498	$10,089	$10,236	$10,155
5/31/18	$10,558	$10,161	$10,279	$10,170
6/30/18	$10,657	$10,149	$10,320	$10,185
7/31/18	$10,571	$10,151	$10,271	$10,202
8/31/18	$10,657	$10,216	$10,345	$10,219
9/30/18	$10,499	$10,151	$10,236	$10,236
10/31/18	$10,285	$10,070	$10,089	$10,255
11/30/18	$10,361	$10,131	$10,137	$10,274
12/31/18	$10,467	$10,317	$10,193	$10,294
1/31/19	$10,695	$10,426	$10,330	$10,315
2/28/19	$10,666	$10,420	$10,328	$10,334
3/31/19	$10,988	$10,620	$10,518	$10,356
4/30/19	$11,017	$10,623	$10,553	$10,377
5/31/19	$11,346	$10,812	$10,728	$10,398
6/30/19	$11,495	$10,947	$10,820	$10,419
7/31/19	$11,538	$10,971	$10,858	$10,440
8/31/19	$11,998	$11,256	$11,117	$10,460
9/30/19	$11,747	$11,196	$10,965	$10,478
10/31/19	$11,718	$11,230	$10,993	$10,496
11/30/19	$11,747	$11,224	$11,010	$10,511
12/31/19	$11,794	$11,216	$11,052	$10,526
1/31/20	$12,245	$11,432	$11,284	$10,540
2/29/20	$12,419	$11,638	$11,440	$10,554
3/31/20	$12,176	$11,569	$11,239	$10,567
4/30/20	$12,831	$11,775	$11,551	$10,576
5/31/20	$13,006	$11,830	$11,586	$10,580
6/30/20	$13,248	$11,904	$11,715	$10,581
7/31/20	$13,792	$12,082	$11,985	$10,582
8/31/20	$14,048	$11,984	$12,116	$10,584
9/30/20	$13,981	$11,978	$12,071	$10,585
10/31/20	$13,825	$11,924	$11,993	$10,586
11/30/20	$14,090	$12,041	$12,127	$10,586
12/31/20	$14,370	$12,058	$12,267	$10,587
1/31/21	$14,491	$11,971	$12,307	$10,588
2/28/21	$14,024	$11,799	$12,109	$10,589
3/31/21	$13,989	$11,651	$12,086	$10,589
4/30/21	$14,341	$11,743	$12,255	$10,590
5/31/21	$14,622	$11,782	$12,404	$10,590
6/30/21	$14,813	$11,864	$12,479	$10,590
7/31/21	$15,506	$11,997	$12,811	$10,590
8/31/21	$15,470	$11,974	$12,789	$10,590
9/30/21	$15,276	$11,871	$12,697	$10,591
10/31/21	$15,553	$11,867	$12,841	$10,591
11/30/21	$15,849	$11,902	$12,956	$10,592
12/31/21	$15,904	$11,872	$12,997	$10,592
1/31/22	$15,302	$11,616	$12,734	$10,593
2/28/22	$15,590	$11,487	$12,843	$10,593
3/31/22	$15,157	$11,168	$12,604	$10,595
4/30/22	$14,597	$10,744	$12,347	$10,598
5/31/22	$14,330	$10,813	$12,224	$10,603
6/30/22	$13,570	$10,643	$11,837	$10,610
7/31/22	$14,541	$10,903	$12,353	$10,621
8/31/22	$13,847	$10,595	$12,024	$10,637
9/30/22	$12,218	$10,138	$11,228	$10,658
10/31/22	$12,452	$10,006	$11,368	$10,684
11/30/22	$12,833	$10,374	$11,576	$10,715
12/31/22	$12,573	$10,327	$11,458	$10,751
1/31/23	$12,978	$10,645	$11,667	$10,791
2/28/23	$12,635	$10,370	$11,507	$10,829
3/31/23	$13,233	$10,633	$11,840	$10,872
4/30/23	$13,222	$10,698	$11,853	$10,915
5/31/23	$12,889	$10,581	$11,711	$10,961
6/30/23	$12,795	$10,544	$11,672	$11,008
7/31/23	$12,784	$10,536	$11,686	$11,058
8/31/23	$12,553	$10,469	$11,582	$11,110
9/30/23	$12,120	$10,203	$11,368	$11,160
10/31/23	$11,939	$10,042	$11,286	$11,212
11/30/23	$12,439	$10,497	$11,592	$11,264
12/31/23	$12,913	$10,898	$11,904	$11,317
1/31/24	$12,978	$10,868	$11,925	$11,369
2/29/24	$12,708	$10,715	$11,797	$11,419
3/31/24	$12,816	$10,814	$11,894	$11,472
4/30/24	$12,439	$10,541	$11,693	$11,523
5/31/24	$12,762	$10,719	$11,894	$11,577
6/30/24	$12,892	$10,821	$11,988	$11,629
7/31/24	$13,245	$11,074	$12,201	$11,683
8/31/24	$13,388	$11,233	$12,297	$11,737
9/30/24	$13,687	$11,383	$12,482	$11,788
10/31/24	$13,230	$11,101	$12,258	$11,839
11/30/24	$13,297	$11,218	$12,317	$11,886
12/31/24	$12,906	$11,035	$12,122	$11,933
1/31/25	$13,152	$11,093	$12,279	$11,979
2/28/25	$13,609	$11,337	$12,547	$12,020
3/31/25	$13,751	$11,342	$12,627	$12,064
4/30/25	$13,751	$11,386	$12,642	$12,108
5/31/25	$13,572	$11,305	$12,568	$12,153
6/30/25	$13,763	$11,478	$12,688	$12,196
7/31/25	$13,740	$11,448	$12,704	$12,242
8/31/25	$14,093	$11,585	$12,899	$12,287
9/30/25	$14,134	$11,711	$12,955	$12,331
10/31/25	$14,180	$11,785	$13,001	$12,375
11/30/25	$14,192	$11,858	$13,025	$12,416
12/31/25	$14,024	$11,840	$12,972	$12,457
1/31/26	$14,095	$11,853	$13,012	$12,498
2/28/26	$14,377	$12,047	$13,182	$12,534
3/31/26	$14,036	$11,835	$13,006	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Real Return Portfolio	2.07%	0.07%	3.45%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 487,899,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 92,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$487,899
# of Portfolio Holdings	93
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	178.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(78.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.65% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.65% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000227285
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – AM
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to relative performance versus the Bloomberg U.S. MBS Fixed Rate Index (“Index”), as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to GNMA MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to senior non-agency residential MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates on the long end of the curve increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Sector Fund Series – AM	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
7/19/24	$10,000	$10,000	$10,000
7/31/24	$10,110	$10,111	$10,119
8/31/24	$10,280	$10,257	$10,283
9/30/24	$10,400	$10,394	$10,405
10/31/24	$10,090	$10,136	$10,110
11/30/24	$10,250	$10,243	$10,245
12/31/24	$10,098	$10,076	$10,076
1/31/25	$10,170	$10,129	$10,128
2/28/25	$10,426	$10,352	$10,386
3/31/25	$10,426	$10,356	$10,384
4/30/25	$10,426	$10,397	$10,414
5/31/25	$10,323	$10,322	$10,319
6/30/25	$10,539	$10,481	$10,502
7/31/25	$10,498	$10,453	$10,460
8/31/25	$10,686	$10,578	$10,628
9/30/25	$10,807	$10,694	$10,757
10/31/25	$10,913	$10,761	$10,850
11/30/25	$10,966	$10,827	$10,918
12/31/25	$11,002	$10,811	$10,941
1/31/26	$11,088	$10,823	$10,986
2/28/26	$11,283	$11,000	$11,169
3/31/26	$11,099	$10,806	$10,985

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	Since Inception 7/19/24
PIMCO Sector Fund Series – AM	6.46%	6.31%
Bloomberg U.S. Aggregate Index	4.35%	4.67%
Bloomberg U.S. MBS Fixed-Rate Index	5.79%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 54,521,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	971.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$54,521
# of Portfolio Holdings	169
Portfolio Turnover Rate	971%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	166.7%
Non-Agency Mortgage-Backed Securities	11.3%
Short-Term Instruments	0.9%
Affiliated Investments	11.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(91.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.96% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio has an investment strategy that may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, for the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.96% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio has an investment strategy that may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, for the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000227289
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – H
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to a select department store retailer contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads widened.

  Security selection within the wireless sector, specifically overweight exposure to a media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance versus the Index, as spreads tightened.

  Exposure to restructure equity detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the energy exploration sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Sector Fund Series – H	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
2/22/24	$10,000	$10,000	$10,000
2/29/24	$9,980	$10,047	$9,999
3/31/24	$10,100	$10,140	$10,117
4/30/24	$10,010	$9,884	$10,024
5/31/24	$10,150	$10,051	$10,136
6/30/24	$10,252	$10,146	$10,239
7/31/24	$10,425	$10,383	$10,410
8/31/24	$10,597	$10,533	$10,570
9/30/24	$10,710	$10,674	$10,689
10/31/24	$10,638	$10,409	$10,612
11/30/24	$10,762	$10,519	$10,726
12/31/24	$10,730	$10,347	$10,671
1/31/25	$10,869	$10,402	$10,814
2/28/25	$10,964	$10,631	$10,887
3/31/25	$10,887	$10,635	$10,794
4/30/25	$10,909	$10,676	$10,802
5/31/25	$11,091	$10,600	$10,963
6/30/25	$11,282	$10,763	$11,169
7/31/25	$11,315	$10,735	$11,200
8/31/25	$11,467	$10,863	$11,332
9/30/25	$11,562	$10,981	$11,423
10/31/25	$11,616	$11,050	$11,453
11/30/25	$11,704	$11,119	$11,529
12/31/25	$11,769	$11,102	$11,602
1/31/26	$11,814	$11,114	$11,660
2/28/26	$11,848	$11,296	$11,695
3/31/26	$11,687	$11,097	$11,558

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	Since Inception 2/22/24
PIMCO Sector Fund Series – H	7.35%	7.68%
Bloomberg U.S. Aggregate Index	4.35%	5.07%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	7.12%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 111,973,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$111,973
# of Portfolio Holdings	510
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	74.4%
Loan Participations and Assignments	4.0%
U.S. Treasury Obligations	3.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	16.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	2.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000227290
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), amid elevated rate volatility.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Index, as it outperformed the Index.

  Tactical exposure to emerging markets, specifically overweight exposure to a Brazilian sugar and ethanol producer, detracted from performance versus the Index, as prices fell.

  Tactical currency positioning detracted from performance versus the Index, specifically exposure to the Indian rupee, as it depreciated relative to the U.S. dollar.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Sector Fund Series – I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
6/2/22	$10,000	$10,000	$10,000
6/30/22	$9,740	$9,866	$9,759
7/31/22	$10,050	$10,107	$10,055
8/31/22	$9,760	$9,822	$9,771
9/30/22	$9,280	$9,397	$9,276
10/31/22	$9,210	$9,276	$9,180
11/30/22	$9,651	$9,617	$9,637
12/31/22	$9,596	$9,573	$9,595
1/31/23	$10,004	$9,868	$9,961
2/28/23	$9,719	$9,613	$9,661
3/31/23	$9,986	$9,857	$9,926
4/30/23	$10,068	$9,917	$10,004
5/31/23	$9,955	$9,809	$9,865
6/30/23	$9,974	$9,774	$9,895
7/31/23	$10,005	$9,767	$9,926
8/31/23	$9,953	$9,705	$9,854
9/30/23	$9,701	$9,458	$9,598
10/31/23	$9,524	$9,309	$9,427
11/30/23	$10,055	$9,730	$9,962
12/31/23	$10,495	$10,103	$10,380
1/31/24	$10,506	$10,075	$10,361
2/29/24	$10,379	$9,933	$10,212
3/31/24	$10,510	$10,024	$10,337
4/30/24	$10,264	$9,771	$10,080
5/31/24	$10,467	$9,937	$10,264
6/30/24	$10,547	$10,031	$10,332
7/31/24	$10,827	$10,265	$10,575
8/31/24	$10,988	$10,413	$10,739
9/30/24	$11,166	$10,552	$10,923
10/31/24	$10,904	$10,290	$10,659
11/30/24	$11,068	$10,399	$10,795
12/31/24	$10,878	$10,229	$10,591
1/31/25	$10,956	$10,283	$10,650
2/28/25	$11,224	$10,509	$10,867
3/31/25	$11,193	$10,513	$10,841
4/30/25	$11,193	$10,555	$10,848
5/31/25	$11,193	$10,479	$10,840
6/30/25	$11,430	$10,640	$11,038
7/31/25	$11,430	$10,612	$11,044
8/31/25	$11,589	$10,739	$11,160
9/30/25	$11,744	$10,856	$11,321
10/31/25	$11,836	$10,924	$11,371
11/30/25	$11,927	$10,992	$11,442
12/31/25	$11,904	$10,976	$11,420
1/31/26	$11,939	$10,988	$11,438
2/28/26	$12,117	$11,167	$11,593
3/31/26	$11,842	$10,971	$11,366

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	Since Inception 6/2/22
PIMCO Sector Fund Series – I	5.79%	4.52%
Bloomberg U.S. Aggregate Index	4.35%	2.45%
Bloomberg U.S. Credit Index	4.84%	3.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 3,182,313,000
Holdings Count | Holding	1,411
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,182,313
# of Portfolio Holdings	1,411
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	76.1%
U.S. Treasury Obligations	18.3%
U.S. Government Agencies	12.5%
Asset-Backed Securities	6.3%
Sovereign Issues	2.4%
Preferred Securities	1.2%
Non-Agency Mortgage-Backed Securities	1.1%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000027273
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as the securities posted positive returns.

  Exposure to agency MBS relative value strategies contributed to performance, as securities posted positive returns.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Short-Term Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,064	$10,038	$10,005	$10,002
5/31/16	$10,075	$10,041	$10,011	$10,004
6/30/16	$10,102	$10,221	$10,016	$10,006
7/31/16	$10,156	$10,286	$10,021	$10,009
8/31/16	$10,199	$10,274	$10,026	$10,011
9/30/16	$10,249	$10,268	$10,032	$10,013
10/31/16	$10,292	$10,190	$10,039	$10,016
11/30/16	$10,303	$9,949	$10,046	$10,019
12/31/16	$10,330	$9,963	$10,053	$10,022
1/31/17	$10,374	$9,982	$10,061	$10,025
2/28/17	$10,418	$10,049	$10,069	$10,029
3/31/17	$10,440	$10,044	$10,078	$10,034
4/30/17	$10,484	$10,122	$10,087	$10,039
5/31/17	$10,539	$10,199	$10,097	$10,045
6/30/17	$10,585	$10,189	$10,107	$10,052
7/31/17	$10,629	$10,233	$10,118	$10,060
8/31/17	$10,696	$10,325	$10,128	$10,069
9/30/17	$10,732	$10,276	$10,139	$10,078
10/31/17	$10,754	$10,282	$10,151	$10,087
11/30/17	$10,777	$10,268	$10,162	$10,096
12/31/17	$10,801	$10,316	$10,173	$10,106
1/31/18	$10,813	$10,197	$10,188	$10,117
2/28/18	$10,824	$10,100	$10,202	$10,128
3/31/18	$10,851	$10,165	$10,216	$10,141
4/30/18	$10,874	$10,089	$10,236	$10,155
5/31/18	$10,920	$10,161	$10,256	$10,170
6/30/18	$10,940	$10,149	$10,275	$10,185
7/31/18	$10,974	$10,151	$10,295	$10,202
8/31/18	$11,020	$10,216	$10,315	$10,219
9/30/18	$11,055	$10,151	$10,335	$10,236
10/31/18	$11,055	$10,070	$10,356	$10,255
11/30/18	$11,078	$10,131	$10,377	$10,274
12/31/18	$11,112	$10,317	$10,397	$10,294
1/31/19	$11,183	$10,426	$10,421	$10,315
2/28/19	$11,218	$10,420	$10,446	$10,334
3/31/19	$11,259	$10,620	$10,470	$10,356
4/30/19	$11,307	$10,623	$10,493	$10,377
5/31/19	$11,354	$10,812	$10,516	$10,398
6/30/19	$11,407	$10,947	$10,538	$10,419
7/31/19	$11,419	$10,971	$10,559	$10,440
8/31/19	$11,431	$11,256	$10,579	$10,460
9/30/19	$11,463	$11,196	$10,600	$10,478
10/31/19	$11,500	$11,230	$10,618	$10,496
11/30/19	$11,512	$11,224	$10,637	$10,511
12/31/19	$11,548	$11,216	$10,656	$10,526
1/31/20	$11,585	$11,432	$10,673	$10,540
2/29/20	$11,609	$11,638	$10,690	$10,554
3/31/20	$11,179	$11,569	$10,708	$10,567
4/30/20	$11,340	$11,775	$10,721	$10,576
5/31/20	$11,463	$11,830	$10,734	$10,580
6/30/20	$11,565	$11,904	$10,747	$10,581
7/31/20	$11,640	$12,082	$10,749	$10,582
8/31/20	$11,727	$11,984	$10,752	$10,584
9/30/20	$11,750	$11,978	$10,755	$10,585
10/31/20	$11,775	$11,924	$10,757	$10,586
11/30/20	$11,825	$12,041	$10,759	$10,586
12/31/20	$11,885	$12,058	$10,761	$10,587
1/31/21	$11,961	$11,971	$10,763	$10,588
2/28/21	$11,973	$11,799	$10,765	$10,589
3/31/21	$11,970	$11,651	$10,768	$10,589
4/30/21	$11,995	$11,743	$10,769	$10,590
5/31/21	$11,970	$11,782	$10,771	$10,590
6/30/21	$11,966	$11,864	$10,773	$10,590
7/31/21	$11,978	$11,997	$10,774	$10,590
8/31/21	$12,004	$11,974	$10,776	$10,590
9/30/21	$12,044	$11,871	$10,777	$10,591
10/31/21	$12,044	$11,867	$10,778	$10,591
11/30/21	$12,018	$11,902	$10,779	$10,592
12/31/21	$12,021	$11,872	$10,781	$10,592
1/31/22	$12,009	$11,616	$10,783	$10,593
2/28/22	$11,918	$11,487	$10,785	$10,593
3/31/22	$11,790	$11,168	$10,787	$10,595
4/30/22	$11,739	$10,744	$10,796	$10,598
5/31/22	$11,726	$10,813	$10,805	$10,603
6/30/22	$11,599	$10,643	$10,814	$10,610
7/31/22	$11,690	$10,903	$10,828	$10,621
8/31/22	$11,664	$10,595	$10,850	$10,637
9/30/22	$11,463	$10,138	$10,872	$10,658
10/31/22	$11,385	$10,006	$10,900	$10,684
11/30/22	$11,463	$10,374	$10,934	$10,715
12/31/22	$11,595	$10,327	$10,972	$10,751
1/31/23	$11,805	$10,645	$11,013	$10,791
2/28/23	$11,819	$10,370	$11,052	$10,829
3/31/23	$11,729	$10,633	$11,096	$10,872
4/30/23	$11,810	$10,698	$11,140	$10,915
5/31/23	$11,850	$10,581	$11,188	$10,961
6/30/23	$11,963	$10,544	$11,236	$11,008
7/31/23	$12,058	$10,536	$11,285	$11,058
8/31/23	$12,085	$10,469	$11,336	$11,110
9/30/23	$12,072	$10,203	$11,387	$11,160
10/31/23	$12,003	$10,042	$11,439	$11,212
11/30/23	$12,236	$10,497	$11,490	$11,264
12/31/23	$12,427	$10,898	$11,543	$11,317
1/31/24	$12,552	$10,868	$11,596	$11,369
2/29/24	$12,580	$10,715	$11,645	$11,419
3/31/24	$12,720	$10,814	$11,699	$11,472
4/30/24	$12,720	$10,541	$11,751	$11,523
5/31/24	$12,863	$10,719	$11,805	$11,577
6/30/24	$12,911	$10,821	$11,854	$11,629
7/31/24	$13,071	$11,074	$11,912	$11,683
8/31/24	$13,187	$11,233	$11,967	$11,737
9/30/24	$13,263	$11,383	$12,018	$11,788
10/31/24	$13,248	$11,101	$12,068	$11,839
11/30/24	$13,426	$11,218	$12,116	$11,886
12/31/24	$13,472	$11,035	$12,163	$11,933
1/31/25	$13,593	$11,093	$12,208	$11,979
2/28/25	$13,683	$11,337	$12,250	$12,020
3/31/25	$13,747	$11,342	$12,295	$12,064
4/30/25	$13,747	$11,386	$12,340	$12,108
5/31/25	$13,884	$11,305	$12,386	$12,153
6/30/25	$14,001	$11,478	$12,430	$12,196
7/31/25	$14,079	$11,448	$12,477	$12,242
8/31/25	$14,188	$11,585	$12,524	$12,287
9/30/25	$14,256	$11,711	$12,569	$12,331
10/31/25	$14,335	$11,785	$12,614	$12,375
11/30/25	$14,399	$11,858	$12,656	$12,416
12/31/25	$14,527	$11,840	$12,697	$12,457
1/31/26	$17,053	$11,853	$12,738	$12,498
2/28/26	$17,101	$12,047	$12,774	$12,534
3/31/26	$17,130	$11,835	$12,814	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Portfolio	24.61%	7.43%	5.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 208,505,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 37,000
InvestmentCompanyPortfolioTurnover	689.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$208,505
# of Portfolio Holdings	793
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$37
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	63.1%
Asset-Backed Securities	45.6%
Non-Agency Mortgage-Backed Securities	28.9%
U.S. Treasury Obligations	4.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.1%
Affiliated Investments	11.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(54.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000076734
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  U.S. duration positioning contributed to relative performance versus the Index, as carry contributions from the strengthening dollar offset detractions from underweight positioning as interest rates fell.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Short-Term Floating NAV Portfolio II	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,007	$10,038	$10,002
5/31/16	$10,013	$10,041	$10,004
6/30/16	$10,019	$10,221	$10,006
7/31/16	$10,026	$10,286	$10,009
8/31/16	$10,033	$10,274	$10,011
9/30/16	$10,040	$10,268	$10,013
10/31/16	$10,046	$10,190	$10,016
11/30/16	$10,051	$9,949	$10,019
12/31/16	$10,059	$9,963	$10,022
1/31/17	$10,069	$9,982	$10,025
2/28/17	$10,078	$10,049	$10,029
3/31/17	$10,085	$10,044	$10,034
4/30/17	$10,094	$10,122	$10,039
5/31/17	$10,103	$10,199	$10,045
6/30/17	$10,113	$10,189	$10,052
7/31/17	$10,124	$10,233	$10,060
8/31/17	$10,135	$10,325	$10,069
9/30/17	$10,147	$10,276	$10,078
10/31/17	$10,158	$10,282	$10,087
11/30/17	$10,168	$10,268	$10,096
12/31/17	$10,179	$10,316	$10,106
1/31/18	$10,192	$10,197	$10,117
2/28/18	$10,203	$10,100	$10,128
3/31/18	$10,219	$10,165	$10,141
4/30/18	$10,236	$10,089	$10,155
5/31/18	$10,255	$10,161	$10,170
6/30/18	$10,272	$10,149	$10,185
7/31/18	$10,291	$10,151	$10,202
8/31/18	$10,311	$10,216	$10,219
9/30/18	$10,328	$10,151	$10,236
10/31/18	$10,347	$10,070	$10,255
11/30/18	$10,368	$10,131	$10,274
12/31/18	$10,389	$10,317	$10,294
1/31/19	$10,414	$10,426	$10,315
2/28/19	$10,436	$10,420	$10,334
3/31/19	$10,460	$10,620	$10,356
4/30/19	$10,483	$10,623	$10,377
5/31/19	$10,507	$10,812	$10,398
6/30/19	$10,528	$10,947	$10,419
7/31/19	$10,551	$10,971	$10,440
8/31/19	$10,574	$11,256	$10,460
9/30/19	$10,593	$11,196	$10,478
10/31/19	$10,612	$11,230	$10,496
11/30/19	$10,628	$11,224	$10,511
12/31/19	$10,644	$11,216	$10,526
1/31/20	$10,664	$11,432	$10,540
2/29/20	$10,679	$11,638	$10,554
3/31/20	$10,632	$11,569	$10,567
4/30/20	$10,683	$11,775	$10,576
5/31/20	$10,702	$11,830	$10,580
6/30/20	$10,711	$11,904	$10,581
7/31/20	$10,715	$12,082	$10,582
8/31/20	$10,717	$11,984	$10,584
9/30/20	$10,719	$11,978	$10,585
10/31/20	$10,720	$11,924	$10,586
11/30/20	$10,721	$12,041	$10,586
12/31/20	$10,723	$12,058	$10,587
1/31/21	$10,724	$11,971	$10,588
2/28/21	$10,725	$11,799	$10,589
3/31/21	$10,725	$11,651	$10,589
4/30/21	$10,727	$11,743	$10,590
5/31/21	$10,727	$11,782	$10,590
6/30/21	$10,727	$11,864	$10,590
7/31/21	$10,727	$11,997	$10,590
8/31/21	$10,728	$11,974	$10,590
9/30/21	$10,730	$11,871	$10,591
10/31/21	$10,729	$11,867	$10,591
11/30/21	$10,729	$11,902	$10,592
12/31/21	$10,729	$11,872	$10,592
1/31/22	$10,729	$11,616	$10,593
2/28/22	$10,729	$11,487	$10,593
3/31/22	$10,729	$11,168	$10,595
4/30/22	$10,732	$10,744	$10,598
5/31/22	$10,737	$10,813	$10,603
6/30/22	$10,743	$10,643	$10,610
7/31/22	$10,758	$10,903	$10,621
8/31/22	$10,779	$10,595	$10,637
9/30/22	$10,799	$10,138	$10,658
10/31/22	$10,821	$10,006	$10,684
11/30/22	$10,859	$10,374	$10,715
12/31/22	$10,900	$10,327	$10,751
1/31/23	$10,948	$10,645	$10,791
2/28/23	$10,986	$10,370	$10,829
3/31/23	$11,030	$10,633	$10,872
4/30/23	$11,074	$10,698	$10,915
5/31/23	$11,122	$10,581	$10,961
6/30/23	$11,173	$10,544	$11,008
7/31/23	$11,220	$10,536	$11,058
8/31/23	$11,272	$10,469	$11,110
9/30/23	$11,323	$10,203	$11,160
10/31/23	$11,373	$10,042	$11,212
11/30/23	$11,430	$10,497	$11,264
12/31/23	$11,486	$10,898	$11,317
1/31/24	$11,538	$10,868	$11,369
2/29/24	$11,588	$10,715	$11,419
3/31/24	$11,636	$10,814	$11,472
4/30/24	$11,693	$10,541	$11,523
5/31/24	$11,751	$10,719	$11,577
6/30/24	$11,800	$10,821	$11,629
7/31/24	$11,857	$11,074	$11,683
8/31/24	$11,917	$11,233	$11,737
9/30/24	$11,967	$11,383	$11,788
10/31/24	$12,017	$11,101	$11,839
11/30/24	$12,066	$11,218	$11,886
12/31/24	$12,113	$11,035	$11,933
1/31/25	$12,160	$11,093	$11,979
2/28/25	$12,202	$11,337	$12,020
3/31/25	$12,245	$11,342	$12,064
4/30/25	$12,288	$11,386	$12,108
5/31/25	$12,336	$11,305	$12,153
6/30/25	$12,380	$11,478	$12,196
7/31/25	$12,426	$11,448	$12,242
8/31/25	$12,474	$11,585	$12,287
9/30/25	$12,517	$11,711	$12,331
10/31/25	$12,565	$11,785	$12,375
11/30/25	$12,604	$11,858	$12,416
12/31/25	$12,648	$11,840	$12,457
1/31/26	$12,689	$11,853	$12,498
2/28/26	$12,725	$12,047	$12,534
3/31/26	$12,762	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio II	4.22%	3.54%	2.47%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 10,760,036,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 2,145,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,760,036
# of Portfolio Holdings	308
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$2,145
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	13.8%
U.S. Government Agencies	1.6%
Sovereign Issues	1.4%
U.S. Treasury Obligations	0.8%
Other Investments	0.1%
Short-Term Instruments	102.8%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000027275
Shareholder Report [Line Items]
Fund Name	PIMCO U.S. Government and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Bloomberg Government Bond Index (“Index”), as the curve steepened.

  Positioning within investment grade credit contributed to relative performance versus the Index, as tactical spread beta positioning outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO U.S. Government and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Government Bond Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$9,978	$10,038	$9,990	$10,002
5/31/16	$10,000	$10,041	$9,990	$10,004
6/30/16	$10,377	$10,221	$10,204	$10,006
7/31/16	$10,533	$10,286	$10,244	$10,009
8/31/16	$10,389	$10,274	$10,190	$10,011
9/30/16	$10,366	$10,268	$10,178	$10,013
10/31/16	$10,153	$10,190	$10,070	$10,016
11/30/16	$9,616	$9,949	$9,810	$10,019
12/31/16	$9,664	$9,963	$9,799	$10,022
1/31/17	$9,811	$9,982	$9,822	$10,025
2/28/17	$9,946	$10,049	$9,869	$10,029
3/31/17	$9,955	$10,044	$9,866	$10,034
4/30/17	$10,125	$10,122	$9,933	$10,039
5/31/17	$10,272	$10,199	$9,997	$10,045
6/30/17	$10,303	$10,189	$9,981	$10,052
7/31/17	$10,337	$10,233	$9,998	$10,060
8/31/17	$10,633	$10,325	$10,105	$10,069
9/30/17	$10,379	$10,276	$10,020	$10,078
10/31/17	$10,367	$10,282	$10,008	$10,087
11/30/17	$10,333	$10,268	$9,994	$10,096
12/31/17	$10,396	$10,316	$10,024	$10,106
1/31/18	$10,073	$10,197	$9,891	$10,117
2/28/18	$9,900	$10,100	$9,818	$10,128
3/31/18	$10,090	$10,165	$9,909	$10,141
4/30/18	$9,882	$10,089	$9,830	$10,155
5/31/18	$10,032	$10,161	$9,917	$10,170
6/30/18	$10,042	$10,149	$9,919	$10,185
7/31/18	$9,914	$10,151	$9,878	$10,202
8/31/18	$10,065	$10,216	$9,953	$10,219
9/30/18	$9,773	$10,151	$9,862	$10,236
10/31/18	$9,645	$10,070	$9,816	$10,255
11/30/18	$9,855	$10,131	$9,903	$10,274
12/31/18	$10,541	$10,317	$10,113	$10,294
1/31/19	$10,637	$10,426	$10,160	$10,315
2/28/19	$10,458	$10,420	$10,134	$10,334
3/31/19	$11,115	$10,620	$10,326	$10,356
4/30/19	$10,983	$10,623	$10,298	$10,377
5/31/19	$11,868	$10,812	$10,537	$10,398
6/30/19	$12,155	$10,947	$10,634	$10,419
7/31/19	$12,047	$10,971	$10,622	$10,440
8/31/19	$13,199	$11,256	$10,979	$10,460
9/30/19	$12,768	$11,196	$10,888	$10,478
10/31/19	$12,707	$11,230	$10,895	$10,496
11/30/19	$12,575	$11,224	$10,863	$10,511
12/31/19	$12,345	$11,216	$10,803	$10,526
1/31/20	$13,120	$11,432	$11,065	$10,540
2/29/20	$13,945	$11,638	$11,354	$10,554
3/31/20	$14,919	$11,569	$11,676	$10,567
4/30/20	$15,006	$11,775	$11,750	$10,576
5/31/20	$14,956	$11,830	$11,722	$10,580
6/30/20	$15,081	$11,904	$11,733	$10,581
7/31/20	$15,527	$12,082	$11,864	$10,582
8/31/20	$15,106	$11,984	$11,738	$10,584
9/30/20	$15,196	$11,978	$11,755	$10,585
10/31/20	$14,822	$11,924	$11,647	$10,586
11/30/20	$14,959	$12,041	$11,687	$10,586
12/31/20	$14,871	$12,058	$11,662	$10,587
1/31/21	$14,520	$11,971	$11,554	$10,588
2/28/21	$13,876	$11,799	$11,349	$10,589
3/31/21	$13,267	$11,651	$11,179	$10,589
4/30/21	$13,545	$11,743	$11,261	$10,590
5/31/21	$13,589	$11,782	$11,299	$10,590
6/30/21	$13,948	$11,864	$11,370	$10,590
7/31/21	$14,433	$11,997	$11,521	$10,590
8/31/21	$14,360	$11,974	$11,502	$10,590
9/30/21	$13,967	$11,871	$11,379	$10,591
10/31/21	$13,981	$11,867	$11,370	$10,591
11/30/21	$14,292	$11,902	$11,454	$10,592
12/31/21	$14,113	$11,872	$11,396	$10,592
1/31/22	$13,516	$11,616	$11,183	$10,593
2/28/22	$13,307	$11,487	$11,109	$10,593
3/31/22	$12,291	$11,168	$10,766	$10,595
4/30/22	$11,273	$10,744	$10,438	$10,598
5/31/22	$11,213	$10,813	$10,458	$10,603
6/30/22	$11,084	$10,643	$10,366	$10,610
7/31/22	$11,625	$10,903	$10,530	$10,621
8/31/22	$10,648	$10,595	$10,271	$10,637
9/30/22	$9,564	$10,138	$9,921	$10,658
10/31/22	$9,051	$10,006	$9,785	$10,684
11/30/22	$9,791	$10,374	$10,043	$10,715
12/31/22	$9,446	$10,327	$9,993	$10,751
1/31/23	$10,243	$10,645	$10,240	$10,791
2/28/23	$9,523	$10,370	$10,003	$10,829
3/31/23	$10,310	$10,633	$10,290	$10,872
4/30/23	$10,448	$10,698	$10,345	$10,915
5/31/23	$10,217	$10,581	$10,227	$10,961
6/30/23	$10,007	$10,544	$10,151	$11,008
7/31/23	$9,868	$10,536	$10,116	$11,058
8/31/23	$9,667	$10,469	$10,066	$11,110
9/30/23	$9,056	$10,203	$9,848	$11,160
10/31/23	$8,652	$10,042	$9,731	$11,212
11/30/23	$9,460	$10,497	$10,066	$11,264
12/31/23	$10,205	$10,898	$10,401	$11,317
1/31/24	$10,079	$10,868	$10,373	$11,369
2/29/24	$9,765	$10,715	$10,238	$11,419
3/31/24	$9,890	$10,814	$10,304	$11,472
4/30/24	$9,273	$10,541	$10,067	$11,523
5/31/24	$9,557	$10,719	$10,212	$11,577
6/30/24	$9,746	$10,821	$10,315	$11,629
7/31/24	$10,224	$11,074	$10,539	$11,683
8/31/24	$10,431	$11,233	$10,673	$11,737
9/30/24	$10,686	$11,383	$10,801	$11,788
10/31/24	$10,061	$11,101	$10,546	$11,839
11/30/24	$10,301	$11,218	$10,628	$11,886
12/31/24	$9,682	$11,035	$10,466	$11,933
1/31/25	$9,796	$11,093	$10,520	$11,979
2/28/25	$10,417	$11,337	$10,745	$12,020
3/31/25	$10,385	$11,342	$10,770	$12,064
4/30/25	$10,336	$11,386	$10,838	$12,108
5/31/25	$10,172	$11,305	$10,728	$12,153
6/30/25	$10,387	$11,478	$10,862	$12,196
7/31/25	$10,370	$11,448	$10,820	$12,242
8/31/25	$10,470	$11,585	$10,934	$12,287
9/30/25	$10,679	$11,711	$11,026	$12,331
10/31/25	$10,879	$11,785	$11,094	$12,375
11/30/25	$10,996	$11,858	$11,163	$12,416
12/31/25	$10,856	$11,840	$11,126	$12,457
1/31/26	$10,856	$11,853	$11,116	$12,498
2/28/26	$11,179	$12,047	$11,317	$12,534
3/31/26	$10,789	$11,835	$11,122	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO U.S. Government and Short-Term Investments Portfolio	3.89%	(4.05%)	0.76%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Government Bond Index	3.27%	(0.10%)	1.07%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,258,537,000
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 237,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,258,537
# of Portfolio Holdings	219
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	84.0%
Non-Agency Mortgage-Backed Securities	2.9%
Corporate Bonds & Notes	1.5%
Asset-Backed Securities	1.2%
U.S. Government Agencies	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	5.6%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	4.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000027279
Shareholder Report [Line Items]
Fund Name	PIMCO International Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, including underweight exposure to the long-end, contributed to relative performance versus the JPMorgan GBI Global ex-US Index Hedged in USD (“Index”), as yields rose.

  Curve positioning in Japan, including underweight exposure to the intermediate section, contributed to relative performance versus the Index, as yields rose.

  Curve positioning in Canada, including underweight exposure to the intermediate section, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the U.K., namely overweight exposure to the long-end of the curve in 2026, detracted from relative performance versus the Index, as long-end yields rose.

  Short exposure to the euro from November 2025 through January 2026 detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO International Portfolio	Bloomberg Global Aggregate ex-USD (USD Hedged) Index	JPMorgan GBI Global ex-US Index Hedged in USD	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$9,862	$9,998	$9,978	$10,002
5/31/16	$10,013	$10,070	$10,072	$10,004
6/30/16	$9,548	$10,272	$10,331	$10,006
7/31/16	$9,624	$10,328	$10,362	$10,009
8/31/16	$9,674	$10,324	$10,344	$10,011
9/30/16	$9,661	$10,326	$10,337	$10,013
10/31/16	$9,674	$10,207	$10,183	$10,016
11/30/16	$9,925	$10,096	$10,070	$10,019
12/31/16	$9,862	$10,134	$10,114	$10,022
1/31/17	$9,925	$10,047	$9,978	$10,025
2/28/17	$9,711	$10,146	$10,092	$10,029
3/31/17	$9,636	$10,140	$10,077	$10,034
4/30/17	$9,373	$10,201	$10,144	$10,039
5/31/17	$9,272	$10,244	$10,187	$10,045
6/30/17	$9,573	$10,199	$10,132	$10,052
7/31/17	$9,598	$10,223	$10,154	$10,060
8/31/17	$9,473	$10,317	$10,259	$10,069
9/30/17	$9,799	$10,269	$10,197	$10,078
10/31/17	$9,636	$10,340	$10,277	$10,087
11/30/17	$9,473	$10,380	$10,326	$10,096
12/31/17	$9,523	$10,385	$10,319	$10,106
1/31/18	$9,799	$10,344	$10,277	$10,117
2/28/18	$9,812	$10,377	$10,323	$10,128
3/31/18	$9,511	$10,483	$10,470	$10,141
4/30/18	$9,410	$10,472	$10,451	$10,155
5/31/18	$9,285	$10,487	$10,442	$10,170
6/30/18	$9,322	$10,533	$10,498	$10,185
7/31/18	$9,460	$10,531	$10,483	$10,202
8/31/18	$9,573	$10,537	$10,457	$10,219
9/30/18	$9,649	$10,515	$10,435	$10,236
10/31/18	$9,749	$10,545	$10,472	$10,255
11/30/18	$9,448	$10,591	$10,533	$10,274
12/31/18	$8,661	$10,714	$10,688	$10,294
1/31/19	$8,585	$10,823	$10,807	$10,315
2/28/19	$8,774	$10,847	$10,808	$10,334
3/31/19	$8,094	$11,031	$11,015	$10,356
4/30/19	$8,208	$11,036	$11,007	$10,377
5/31/19	$7,994	$11,168	$11,168	$10,398
6/30/19	$7,794	$11,334	$11,356	$10,419
7/31/19	$7,529	$11,473	$11,514	$10,440
8/31/19	$7,277	$11,704	$11,811	$10,460
9/30/19	$7,770	$11,655	$11,759	$10,478
10/31/19	$7,859	$11,588	$11,666	$10,496
11/30/19	$7,695	$11,566	$11,608	$10,511
12/31/19	$7,684	$11,526	$11,541	$10,526
1/31/20	$7,983	$11,723	$11,780	$10,540
2/29/20	$7,541	$11,817	$11,888	$10,554
3/31/20	$7,048	$11,584	$11,709	$10,567
4/30/20	$6,776	$11,748	$11,814	$10,576
5/31/20	$6,750	$11,750	$11,807	$10,580
6/30/20	$6,802	$11,788	$11,841	$10,581
7/31/20	$6,789	$11,872	$11,937	$10,582
8/31/20	$6,983	$11,788	$11,816	$10,584
9/30/20	$6,918	$11,868	$11,945	$10,585
10/31/20	$6,996	$11,904	$11,989	$10,586
11/30/20	$7,009	$11,932	$11,998	$10,586
12/31/20	$6,931	$11,980	$12,045	$10,587
1/31/21	$7,061	$11,927	$11,966	$10,588
2/28/21	$7,334	$11,729	$11,711	$10,589
3/31/21	$7,360	$11,752	$11,757	$10,589
4/30/21	$7,360	$11,740	$11,717	$10,590
5/31/21	$7,334	$11,755	$11,730	$10,590
6/30/21	$7,243	$11,793	$11,777	$10,590
7/31/21	$7,048	$11,953	$11,955	$10,590
8/31/21	$7,100	$11,924	$11,913	$10,590
9/30/21	$7,347	$11,804	$11,772	$10,591
10/31/21	$7,152	$11,754	$11,753	$10,591
11/30/21	$6,866	$11,877	$11,914	$10,592
12/31/21	$7,035	$11,812	$11,794	$10,592
1/31/22	$7,204	$11,681	$11,636	$10,593
2/28/22	$7,334	$11,522	$11,492	$10,593
3/31/22	$7,321	$11,334	$11,313	$10,595
4/30/22	$7,152	$11,121	$11,073	$10,598
5/31/22	$7,438	$11,039	$10,940	$10,603
6/30/22	$7,469	$10,879	$10,794	$10,610
7/31/22	$7,404	$11,172	$11,083	$10,621
8/31/22	$7,496	$10,889	$10,736	$10,637
9/30/22	$7,609	$10,639	$10,442	$10,658
10/31/22	$7,675	$10,693	$10,504	$10,684
11/30/22	$7,741	$10,860	$10,670	$10,715
12/31/22	$8,002	$10,659	$10,361	$10,751
1/31/23	$8,041	$10,839	$10,534	$10,791
2/28/23	$7,909	$10,748	$10,453	$10,829
3/31/23	$7,696	$10,964	$10,707	$10,872
4/30/23	$7,656	$11,009	$10,722	$10,915
5/31/23	$7,683	$11,026	$10,707	$10,961
6/30/23	$7,656	$11,044	$10,722	$11,008
7/31/23	$7,842	$11,052	$10,680	$11,058
8/31/23	$7,869	$11,083	$10,690	$11,110
9/30/23	$7,962	$10,958	$10,536	$11,160
10/31/23	$8,135	$10,955	$10,510	$11,212
11/30/23	$8,135	$11,239	$10,827	$11,264
12/31/23	$8,201	$11,545	$11,150	$11,317
1/31/24	$8,214	$11,528	$11,087	$11,369
2/29/24	$8,121	$11,511	$11,048	$11,419
3/31/24	$8,148	$11,612	$11,156	$11,472
4/30/24	$8,267	$11,505	$11,004	$11,523
5/31/24	$8,347	$11,531	$10,980	$11,577
6/30/24	$8,379	$11,625	$11,045	$11,629
7/31/24	$8,473	$11,814	$11,224	$11,683
8/31/24	$8,499	$11,909	$11,331	$11,737
9/30/24	$8,561	$12,030	$11,443	$11,788
10/31/24	$8,413	$11,971	$11,353	$11,839
11/30/24	$8,426	$12,129	$11,497	$11,886
12/31/24	$8,538	$12,119	$11,410	$11,933
1/31/25	$8,592	$12,150	$11,413	$11,979
2/28/25	$8,673	$12,197	$11,462	$12,020
3/31/25	$8,795	$12,099	$11,331	$12,064
4/30/25	$8,850	$12,279	$11,511	$12,108
5/31/25	$8,863	$12,271	$11,471	$12,153
6/30/25	$8,992	$12,333	$11,527	$12,196
7/31/25	$8,978	$12,335	$11,494	$12,242
8/31/25	$9,021	$12,338	$11,469	$12,287
9/30/25	$9,082	$12,393	$11,532	$12,331
10/31/25	$9,199	$12,508	$11,657	$12,375
11/30/25	$9,140	$12,493	$11,631	$12,416
12/31/25	$9,114	$12,458	$11,563	$12,457
1/31/26	$9,054	$12,501	$11,572	$12,498
2/28/26	$9,265	$12,657	$11,768	$12,534
3/31/26	$8,947	$12,434	$11,498	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO International Portfolio	1.73%	3.98%	(1.11%)
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%
JPMorgan GBI Global ex-US Index Hedged in USD	1.47%	(0.45%)	1.41%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 542,322,000
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$542,322
# of Portfolio Holdings	286
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$104
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	14.5%
United Kingdom	8.7%
Supranational	6.8%
Australia	4.4%
United States	2.1%
Short-Term Instruments	25.7%
Affiliated Investments	31.9%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000187474
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS had positive total returns.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”), contributed to relative performance versus the Index, as CLOs and ABS had positive total returns.

  Overweight U.S. duration positioning, particularly in the 1 year part of the curve, contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 3 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Short Asset Portfolio	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
5/1/17	$10,000	$10,000	$10,000
5/31/17	$10,012	$10,099	$10,006
6/30/17	$10,035	$10,089	$10,013
7/31/17	$10,054	$10,132	$10,021
8/31/17	$10,066	$10,223	$10,030
9/30/17	$10,091	$10,174	$10,039
10/31/17	$10,112	$10,180	$10,048
11/30/17	$10,126	$10,167	$10,057
12/31/17	$10,143	$10,214	$10,067
1/31/18	$10,165	$10,096	$10,078
2/28/18	$10,178	$10,001	$10,089
3/31/18	$10,188	$10,065	$10,102
4/30/18	$10,217	$9,990	$10,115
5/31/18	$10,235	$10,061	$10,130
6/30/18	$10,255	$10,049	$10,146
7/31/18	$10,284	$10,051	$10,162
8/31/18	$10,308	$10,116	$10,179
9/30/18	$10,335	$10,051	$10,196
10/31/18	$10,354	$9,971	$10,215
11/30/18	$10,353	$10,031	$10,234
12/31/18	$10,343	$10,215	$10,254
1/31/19	$10,386	$10,324	$10,275
2/28/19	$10,428	$10,318	$10,294
3/31/19	$10,449	$10,516	$10,315
4/30/19	$10,487	$10,518	$10,336
5/31/19	$10,498	$10,705	$10,358
6/30/19	$10,526	$10,840	$10,379
7/31/19	$10,559	$10,863	$10,399
8/31/19	$10,584	$11,145	$10,419
9/30/19	$10,610	$11,085	$10,437
10/31/19	$10,636	$11,119	$10,455
11/30/19	$10,656	$11,113	$10,470
12/31/19	$10,681	$11,105	$10,485
1/31/20	$10,720	$11,319	$10,499
2/29/20	$10,730	$11,523	$10,513
3/31/20	$10,474	$11,455	$10,526
4/30/20	$10,640	$11,659	$10,534
5/31/20	$10,722	$11,713	$10,539
6/30/20	$10,810	$11,787	$10,540
7/31/20	$10,847	$11,963	$10,541
8/31/20	$10,869	$11,866	$10,542
9/30/20	$10,885	$11,860	$10,543
10/31/20	$10,899	$11,807	$10,544
11/30/20	$10,909	$11,923	$10,545
12/31/20	$10,927	$11,939	$10,546
1/31/21	$10,946	$11,854	$10,547
2/28/21	$10,952	$11,682	$10,547
3/31/21	$10,963	$11,536	$10,548
4/30/21	$10,968	$11,628	$10,548
5/31/21	$10,976	$11,666	$10,549
6/30/21	$10,975	$11,748	$10,549
7/31/21	$10,972	$11,879	$10,549
8/31/21	$10,979	$11,856	$10,549
9/30/21	$10,993	$11,754	$10,550
10/31/21	$10,989	$11,750	$10,550
11/30/21	$10,979	$11,785	$10,550
12/31/21	$10,980	$11,755	$10,551
1/31/22	$10,978	$11,502	$10,551
2/28/22	$10,950	$11,373	$10,552
3/31/22	$10,882	$11,057	$10,554
4/30/22	$10,884	$10,638	$10,557
5/31/22	$10,888	$10,706	$10,562
6/30/22	$10,835	$10,538	$10,569
7/31/22	$10,831	$10,796	$10,580
8/31/22	$10,896	$10,491	$10,596
9/30/22	$10,908	$10,038	$10,616
10/31/22	$10,909	$9,908	$10,643
11/30/22	$10,947	$10,272	$10,673
12/31/22	$11,016	$10,226	$10,709
1/31/23	$11,083	$10,540	$10,749
2/28/23	$11,146	$10,268	$10,786
3/31/23	$11,151	$10,529	$10,829
4/30/23	$11,205	$10,592	$10,873
5/31/23	$11,267	$10,477	$10,919
6/30/23	$11,335	$10,440	$10,965
7/31/23	$11,403	$10,432	$11,015
8/31/23	$11,467	$10,366	$11,066
9/30/23	$11,537	$10,102	$11,116
10/31/23	$11,593	$9,943	$11,169
11/30/23	$11,651	$10,393	$11,220
12/31/23	$11,721	$10,791	$11,272
1/31/24	$11,797	$10,761	$11,325
2/29/24	$11,864	$10,609	$11,374
3/31/24	$11,936	$10,707	$11,427
4/30/24	$11,997	$10,437	$11,478
5/31/24	$12,064	$10,614	$11,532
6/30/24	$12,120	$10,714	$11,583
7/31/24	$12,172	$10,965	$11,637
8/31/24	$12,238	$11,122	$11,691
9/30/24	$12,296	$11,271	$11,742
10/31/24	$12,363	$10,992	$11,793
11/30/24	$12,427	$11,108	$11,840
12/31/24	$12,497	$10,926	$11,886
1/31/25	$12,562	$10,984	$11,932
2/28/25	$12,608	$11,226	$11,973
3/31/25	$12,644	$11,230	$12,017
4/30/25	$12,676	$11,274	$12,060
5/31/25	$12,754	$11,193	$12,105
6/30/25	$12,810	$11,365	$12,149
7/31/25	$12,873	$11,335	$12,194
8/31/25	$12,940	$11,471	$12,239
9/30/25	$12,988	$11,596	$12,283
10/31/25	$13,051	$11,668	$12,327
11/30/25	$13,097	$11,741	$12,368
12/31/25	$13,152	$11,724	$12,409
1/31/26	$13,204	$11,736	$12,449
2/28/26	$13,250	$11,928	$12,485
3/31/26	$13,278	$11,718	$12,524

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	Since Inception 5/1/17
PIMCO Short Asset Portfolio	5.01%	3.91%	3.23%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.79%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.56%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 6,890,609,000
Holdings Count | Holding	938
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,890,609
# of Portfolio Holdings	938
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.4%
Asset-Backed Securities	18.4%
U.S. Government Agencies	16.3%
Non-Agency Mortgage-Backed Securities	3.1%
Sovereign Issues	2.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	10.8%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000113894
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio III
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  U.S. duration contributed to relative performance versus the Index, as U.S. dollar carry from hedging activity offset the detractors from underweight U.S. duration positioning.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Short-Term Floating NAV Portfolio III	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,009	$10,038	$10,002
5/31/16	$10,015	$10,041	$10,004
6/30/16	$10,024	$10,221	$10,006
7/31/16	$10,034	$10,286	$10,009
8/31/16	$10,042	$10,274	$10,011
9/30/16	$10,052	$10,268	$10,013
10/31/16	$10,059	$10,190	$10,016
11/30/16	$10,068	$9,949	$10,019
12/31/16	$10,076	$9,963	$10,022
1/31/17	$10,087	$9,982	$10,025
2/28/17	$10,097	$10,049	$10,029
3/31/17	$10,105	$10,044	$10,034
4/30/17	$10,115	$10,122	$10,039
5/31/17	$10,125	$10,199	$10,045
6/30/17	$10,137	$10,189	$10,052
7/31/17	$10,148	$10,233	$10,060
8/31/17	$10,161	$10,325	$10,069
9/30/17	$10,172	$10,276	$10,078
10/31/17	$10,185	$10,282	$10,087
11/30/17	$10,196	$10,268	$10,096
12/31/17	$10,212	$10,316	$10,106
1/31/18	$10,225	$10,197	$10,117
2/28/18	$10,236	$10,100	$10,128
3/31/18	$10,254	$10,165	$10,141
4/30/18	$10,272	$10,089	$10,155
5/31/18	$10,291	$10,161	$10,170
6/30/18	$10,310	$10,149	$10,185
7/31/18	$10,330	$10,151	$10,202
8/31/18	$10,352	$10,216	$10,219
9/30/18	$10,369	$10,151	$10,236
10/31/18	$10,389	$10,070	$10,255
11/30/18	$10,409	$10,131	$10,274
12/31/18	$10,433	$10,317	$10,294
1/31/19	$10,459	$10,426	$10,315
2/28/19	$10,482	$10,420	$10,334
3/31/19	$10,507	$10,620	$10,356
4/30/19	$10,530	$10,623	$10,377
5/31/19	$10,556	$10,812	$10,398
6/30/19	$10,578	$10,947	$10,419
7/31/19	$10,600	$10,971	$10,440
8/31/19	$10,625	$11,256	$10,460
9/30/19	$10,645	$11,196	$10,478
10/31/19	$10,665	$11,230	$10,496
11/30/19	$10,682	$11,224	$10,511
12/31/19	$10,701	$11,216	$10,526
1/31/20	$10,719	$11,432	$10,540
2/29/20	$10,736	$11,638	$10,554
3/31/20	$10,667	$11,569	$10,567
4/30/20	$10,701	$11,775	$10,576
5/31/20	$10,714	$11,830	$10,580
6/30/20	$10,722	$11,904	$10,581
7/31/20	$10,728	$12,082	$10,582
8/31/20	$10,731	$11,984	$10,584
9/30/20	$10,734	$11,978	$10,585
10/31/20	$10,735	$11,924	$10,586
11/30/20	$10,737	$12,041	$10,586
12/31/20	$10,741	$12,058	$10,587
1/31/21	$10,743	$11,971	$10,588
2/28/21	$10,745	$11,799	$10,589
3/31/21	$10,746	$11,651	$10,589
4/30/21	$10,749	$11,743	$10,590
5/31/21	$10,752	$11,782	$10,590
6/30/21	$10,753	$11,864	$10,590
7/31/21	$10,755	$11,997	$10,590
8/31/21	$10,755	$11,974	$10,590
9/30/21	$10,758	$11,871	$10,591
10/31/21	$10,757	$11,867	$10,591
11/30/21	$10,758	$11,902	$10,592
12/31/21	$10,764	$11,872	$10,592
1/31/22	$10,763	$11,616	$10,593
2/28/22	$10,765	$11,487	$10,593
3/31/22	$10,762	$11,168	$10,595
4/30/22	$10,766	$10,744	$10,598
5/31/22	$10,768	$10,813	$10,603
6/30/22	$10,777	$10,643	$10,610
7/31/22	$10,803	$10,903	$10,621
8/31/22	$10,821	$10,595	$10,637
9/30/22	$10,842	$10,138	$10,658
10/31/22	$10,869	$10,006	$10,684
11/30/22	$10,907	$10,374	$10,715
12/31/22	$10,949	$10,327	$10,751
1/31/23	$10,995	$10,645	$10,791
2/28/23	$11,034	$10,370	$10,829
3/31/23	$11,081	$10,633	$10,872
4/30/23	$11,124	$10,698	$10,915
5/31/23	$11,172	$10,581	$10,961
6/30/23	$11,225	$10,544	$11,008
7/31/23	$11,272	$10,536	$11,058
8/31/23	$11,324	$10,469	$11,110
9/30/23	$11,375	$10,203	$11,160
10/31/23	$11,431	$10,042	$11,212
11/30/23	$11,485	$10,497	$11,264
12/31/23	$11,543	$10,898	$11,317
1/31/24	$11,588	$10,868	$11,369
2/29/24	$11,649	$10,715	$11,419
3/31/24	$11,700	$10,814	$11,472
4/30/24	$11,752	$10,541	$11,523
5/31/24	$11,813	$10,719	$11,577
6/30/24	$11,864	$10,821	$11,629
7/31/24	$11,921	$11,074	$11,683
8/31/24	$11,984	$11,233	$11,737
9/30/24	$12,036	$11,383	$11,788
10/31/24	$12,085	$11,101	$11,839
11/30/24	$12,135	$11,218	$11,886
12/31/24	$12,187	$11,035	$11,933
1/31/25	$12,234	$11,093	$11,979
2/28/25	$12,277	$11,337	$12,020
3/31/25	$12,317	$11,342	$12,064
4/30/25	$12,365	$11,386	$12,108
5/31/25	$12,412	$11,305	$12,153
6/30/25	$12,459	$11,478	$12,196
7/31/25	$12,503	$11,448	$12,242
8/31/25	$12,555	$11,585	$12,287
9/30/25	$12,600	$11,711	$12,331
10/31/25	$12,649	$11,785	$12,375
11/30/25	$12,690	$11,858	$12,416
12/31/25	$12,735	$11,840	$12,457
1/31/26	$12,775	$11,853	$12,498
2/28/26	$12,813	$12,047	$12,534
3/31/26	$12,852	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio III	4.34%	3.64%	2.54%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 14,858,567,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$14,858,567
# of Portfolio Holdings	392
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	22.9%
U.S. Treasury Obligations	20.7%
U.S. Government Agencies	3.6%
Sovereign Issues	2.7%
Asset-Backed Securities	0.1%
Short-Term Instruments	52.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]